UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

September 30, 2010

1.807735.106

LIM-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,136
Series 2005 A2, 5% 6/1/12	1,500	1,600
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (f)	2,125	2,197
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,293
Series 2006 D, 5% 11/15/10	1,295	1,299
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,908
5.5% 1/1/22	2,300	2,099
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,255
		22,787
Arizona - 1.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,984
5% 10/1/17 (FSA Insured)	10,000	11,429
5% 10/1/18 (FSA Insured)	2,500	2,855
5.25% 10/1/20 (FSA Insured)	6,695	7,659
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/11	1,000	1,010
5% 1/1/12	1,200	1,259
Series 2008 D:
5.5% 1/1/38	6,300	6,618
6% 1/1/27	1,400	1,570
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,937
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,557
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,393
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (e)	2,250	2,318
5.5% 7/1/12 (e)	2,450	2,616
5.5% 7/1/13 (e)	1,005	1,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,090	$ 1,170
Series 2009 A:
5% 7/1/14	1,500	1,707
5% 7/1/18	7,665	9,053
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175	1,212
		86,446
California - 13.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,905
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,775
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.25% 5/1/12	4,000	4,291
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (f)	2,600	2,834
Series 2010 L, 5% 5/1/18	26,425	31,256
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,694
Series 2004 A:
5% 7/1/15	4,775	5,393
5.25% 7/1/12	1,210	1,306
5.25% 7/1/13	7,000	7,830
5.25% 7/1/14	9,400	10,825
Series 2008 A, 5% 1/1/11	4,200	4,245
Series 2009 A:
5% 7/1/15	8,990	10,154
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (f)	6,210	7,171
5.25% 1/1/11	75	76
5.25% 1/1/11 (Escrowed to Maturity) (f)	625	633
5.25% 7/1/13 (Escrowed to Maturity) (f)	5,000	5,636
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,928
5.25% 7/1/14	10,245	11,798
5.25% 7/1/14 (Escrowed to Maturity) (f)	2,995	3,486
Series A, 5% 7/1/18	4,510	5,362
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	91
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 10/1/13	$ 1,550	$ 1,721
5% 3/1/15	2,415	2,743
5% 8/1/16	6,070	6,983
5% 3/1/19	1,470	1,647
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,034
5% 3/1/26	2,200	2,293
5% 6/1/27 (AMBAC Insured)	1,800	1,889
5.125% 11/1/24	1,900	2,009
5.25% 2/1/11	1,650	1,675
5.25% 3/1/12	2,210	2,349
5.25% 2/1/15	5,000	5,534
5.25% 2/1/16	8,500	9,397
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,665
5.25% 2/1/28	3,400	3,532
5.25% 12/1/33	110	112
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,670	7,727
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,606
5.5% 3/1/11	8,500	8,671
5.5% 4/1/13	1,400	1,549
5.5% 4/1/13 (AMBAC Insured)	1,000	1,106
5.5% 8/1/29	13,900	15,026
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,499
5.5% 8/1/30	10,000	10,755
5.5% 11/1/33	21,355	22,379
6% 3/1/33	11,100	12,519
6% 4/1/38	7,500	8,331
6% 11/1/39	35,800	39,960
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,527
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,800	3,979
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,613
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	6,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	$ 3,000	$ 3,294
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,510
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,599
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	9,000	9,190
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	10,216	6,844
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.3%, tender 11/1/10 (b)(e)	7,000	7,001
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,624
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,344
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,753
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,170
Series 2005 K, 5% 11/1/16	7,195	7,896
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,522
Series 2009 G1:
5.25% 10/1/17	15,275	17,070
5.75% 10/1/30	2,100	2,252
Series 2009 I, 6.125% 11/1/29	1,300	1,428
Series 2010 A, 5.75% 3/1/30	4,100	4,408
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,937
5.75% 11/1/28	5,000	5,779
5% 11/1/14 (FSA Insured)	1,000	1,151
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,132
Bonds:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	4,900	5,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Bonds:
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (b)	$ 4,000	$ 4,070
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	692
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,448
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	8,008
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,092
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,599
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,679
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
5.75% 1/15/40	1,600	1,556
5.875% 1/15/27	1,000	1,012
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,317
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,377
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,638
Series 2010 C, 5.25% 8/1/39	3,700	3,994
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,468
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	15,310
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,646
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,643
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/11 (FSA Insured) (e)	$ 1,740	$ 1,753
5% 1/1/12 (FSA Insured) (e)	1,835	1,896
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,523
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,555
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	635	649
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,884
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,230
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,350
5% 7/1/20	2,000	2,250
5% 7/1/21	1,500	1,663
5% 7/1/22	2,250	2,475
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,643
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,648
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	965	983
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,420	3,604
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,000	4,511
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	817
5.25% 7/1/21	700	820
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,804
6.5% 8/1/27	3,500	4,272
6.5% 8/1/28	2,750	3,337
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,147
5.25% 8/1/26	2,200	2,285
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.): - continued
Series 2009 B, 5% 8/1/18	$ 7,355	$ 7,973
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,620
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,758
5% 5/15/22	2,000	2,285
Series 2009 B, 5% 5/15/12	500	533
San Diego Unified School District Series C:
0% 7/1/46	20,405	2,342
0% 7/1/47	13,000	1,404
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,395	1,465
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,521
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,405
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,220
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,220
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,830
Sulphur Springs Union School District Ctfs. of Prtn. Bonds 0%, tender 3/1/11 (AMBAC Insured) (b)	1,965	1,941
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,415
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	865
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,419
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,990
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,886
		654,518
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.0%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	$ 5,000	$ 4,924
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,107
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,508
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	11,100	7,497
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,238
5% 11/15/12 (Escrowed to Maturity) (f)	120	131
5% 11/15/14	1,105	1,247
5% 11/15/14 (Escrowed to Maturity) (f)	60	70
Series 2006 F:
5% 11/15/13	395	438
5% 11/15/13 (Escrowed to Maturity) (f)	890	1,006
5% 11/15/14	420	474
5% 11/15/14 (Escrowed to Maturity) (f)	935	1,086
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,097
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	648
5% 7/1/12	675	679
Bonds Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,351
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,748
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	6,020	6,308
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,474
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (f)	1,000	1,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (f)	$ 1,000	$ 1,198
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,071
		46,498
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,360
Series 2009 1:
5% 2/1/14	10,000	11,307
5% 2/1/15	10,000	11,568
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,101
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,299
		32,635
District Of Columbia - 0.6%
District Columbia Rev. Series A, 5% 6/1/40	6,700	6,705
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,115
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,315
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 4% 8/15/11 (FSA Insured)	1,050	1,070
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,670
5% 4/1/14	2,000	2,188
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,561
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B, 5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,780	2,780
		29,404
Florida - 7.7%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2007 A, 5% 7/1/16 (FGIC Insured)	$ 2,180	$ 2,395
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,522
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,254
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,150
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,519
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,501
5% 12/1/11	2,695	2,819
5% 12/1/12	3,880	4,216
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,867
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,314
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/13	19,705	21,853
Series 2009 D, 5% 6/1/21	2,780	3,269
Series A, 5.5% 6/1/38	1,800	2,011
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,970
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,886
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,763
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,800	2,899
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (f)	6,500	6,959
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,743
Series 2005 I:
5% 11/15/17	2,600	2,899
5% 11/15/18	2,000	2,228
Series 2008 B, 6% 11/15/37	12,000	12,969
Series B:
5% 11/15/17	1,050	1,139
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (f)	150	176
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series G:
5% 11/15/12	$ 965	$ 1,035
5% 11/15/12 (Escrowed to Maturity) (f)	35	38
5% 11/15/13	1,545	1,700
5% 11/15/13 (Escrowed to Maturity) (f)	55	62
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	9,222
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	10,203
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,917
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	4,676
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29	1,940	2,044
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	2,000	2,092
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,107
5% 9/1/22	2,270	2,584
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,781
5% 10/1/14	7,000	7,847
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	2,985
4% 10/1/11	2,105	2,171
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,089
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,412
5% 11/15/14	2,485	2,692
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,828
5.25% 6/1/24	3,850	4,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	$ 600	$ 619
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,893
Series 2010 B, 5% 10/1/35 (FSA Insured)	11,825	12,153
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,369
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,423
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,455
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,627
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,701
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,400	1,425
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,215
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,961
5% 8/1/15 (AMBAC Insured)	5,990	6,617
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,571
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,907
5.75% 10/1/43	1,850	1,912
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,844
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (f)	3,260	3,622
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,841
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,958
5% 11/1/14 (FSA Insured)	1,825	1,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,215	$ 2,112
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,768
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,067
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,697
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,211
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,523
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,092
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,836
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,674
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,427
5% 10/1/18 (FSA Insured) (e)	10,515	11,250
5% 10/1/19 (FSA Insured) (e)	5,965	6,328
		367,005
Georgia - 3.5%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,179
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,283
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,649
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,776
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,400	8,547
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	12,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Dev. Auth. Solid Waste Disp. Rev. Bonds (Georgia Waste Mgmt. Proj.) Series 2004 A, 1.25%, tender 10/1/10 (b)	$ 4,225	$ 4,225
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	7,015	4,923
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,404
5% 11/1/18	6,000	6,809
5% 11/1/19	3,000	3,394
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,187
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,099
Series 2005 V:
6.6% 1/1/18 (f)	35	42
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,844
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,277
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	591
5% 9/15/14	715	757
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,768
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (b)	6,800	6,911
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	9,000	9,154
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,739
5.25% 1/1/20	1,625	1,914
Series 2008 D, 5.75% 1/1/19	11,500	13,722
Series 2009 B, 5% 1/1/16	2,500	2,866
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,432
5% 10/1/13	1,450	1,572
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	$ 12,100	$ 8,491
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,270
		168,041
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	5,543
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	16,175
Series 2009 DR, 5% 6/1/19	15,755	18,980
Series DR:
5% 6/1/18	3,655	4,392
5% 6/1/18 (Escrowed to Maturity) (f)	1,000	1,214
Series DY:
5% 2/1/19	5,000	6,009
5% 2/1/20	5,500	6,612
		58,925
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,023
6.75% 11/1/37	2,600	2,919
		5,942
Illinois - 9.9%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,692
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,010
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,400
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,537
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	838
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,999
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,702
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,100	$ 3,557
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (f)	640	726
Series 1995 A2:
6% 1/1/11 (AMBAC Insured)	815	826
6% 1/1/11 (AMBAC Insured) (Escrowed to Maturity) (f)	540	547
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	788
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	393
Series 2004 A:
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	6,078
5.25% 1/1/29 (FSA Insured)	190	200
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,040
Series 2006 A, 5% 1/1/23	10,975	11,854
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (f)	4,155	4,445
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,740	2,748
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (e)	7,375	7,450
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,073
Series 2010 D:
5.25% 1/1/18 (e)	750	825
5.25% 1/1/19 (e)	5,125	5,635
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,159
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,889
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	373
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,328
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,801
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,502
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000	1,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	$ 4,450	$ 4,884
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,869
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11 (Escrowed to Maturity) (f)	3,040	3,133
5% 6/1/12	3,645	3,829
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,161
Series 2008, 5.25% 11/1/33	5,200	5,618
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,409
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,269
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,188
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	642
Series 2009 D, 5% 11/15/17	3,250	3,749
Series 2010 A, 5.25% 11/15/24	17,925	20,527
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,177
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,045
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,946
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,959
Des Plaines Pub. Library District:
5.25% 1/1/21	1,290	1,498
5.25% 1/1/22	1,000	1,151
5.25% 1/1/23	1,000	1,146
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,241
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	6,320	6,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	$ 3,255	$ 3,577
5.5% 5/1/13 (FGIC Insured)	1,000	1,103
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,126
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,372
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	28,900	18,597
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,688
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,485
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,722
5.25% 10/1/14	2,290	2,459
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,949
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	5,063
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,108
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,457
(DePaul Univ. Proj.) Series 2005 A:
5% 10/1/10	1,235	1,235
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,017
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,790
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,244
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,287
5% 5/15/19	3,940	4,333
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,228
6.25% 5/1/21	6,395	6,987
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	832
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,050	$ 2,204
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,446
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,136
Bonds:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,158
(DePaul Univ. Proj.) Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (b)	3,495	3,520
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,059
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,068
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (f)	1,300	1,410
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,486
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (f)	1,000	1,075
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (f)	1,000	1,067
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,124
Series 2007 B, 5% 1/1/15	1,150	1,267
Series 2010:
2% 1/1/11	25,300	25,340
5% 1/1/21 (FSA Insured)	10,000	10,766
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,649
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	2,802
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,356
5% 6/15/16	10,000	11,399
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,755
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	38,139
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,341
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	$ 1,500	$ 1,747
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,226
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,340
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (f)	860	791
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,936
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,386
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,293
0% 12/1/14 (FSA Insured)	5,180	4,732
0% 12/1/15 (FSA Insured)	3,810	3,338
Series D, 0% 12/1/10 (FSA Insured)	3,380	3,374
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,642
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,532
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,739
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,830
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,510
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	900
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,977
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series 2002 A:
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,100	$ 7,402
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,975
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,332
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,129
5% 10/1/19	1,475	1,620
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,338
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	3,008
0% 4/1/14	3,500	3,282
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,580
0% 11/1/16 (FSA Insured)	4,000	3,381
0% 11/1/17 (FSA Insured)	1,300	1,044
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	898
		473,697
Indiana - 2.5%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,109
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,270
5% 1/10/14 (FSA Insured)	1,180	1,334
5% 7/10/14 (FSA Insured)	1,215	1,383
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,529
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,212
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
East Allen Woodlan School Bldg. Corp. Series 2005: - continued
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,295	$ 1,363
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,924
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,387
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,919
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,178
5.25% 7/15/16 (FSA Insured)	2,095	2,479
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,832
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,785
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,476
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,455
5% 12/1/17	855	946
Series 2010 A, 5% 2/1/17	3,700	4,395
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,555
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,935
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,199
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,461
0% 12/1/17 (AMBAC Insured)	1,470	1,182
0% 6/1/18 (AMBAC Insured)	1,740	1,369
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,183
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	$ 1,090	$ 1,185
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,319
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,295
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,811
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,551
Rockport Poll. Cont. Rev. Bonds:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	2,000	2,040
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,939
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,627
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,384
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,766
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,917
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,072
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,677
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,561
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,056
		119,335
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,907
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (f)	4,800	4,891
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	2,540	2,646
		9,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	$ 285	$ 326
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19	1,000	1,081
5.5% 11/1/20	1,000	1,080
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	2,000	2,066
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (f)	14,675	15,065
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,627
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,565
		26,810
Kentucky - 1.2%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,490
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,488
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,207
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,155
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,911
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	12,680	13,625
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,382
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	10,081
		57,339
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	$ 2,700	$ 2,803
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,448
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,122
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,331
5% 7/1/15	2,740	2,990
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,819
0% 9/1/13 (AMBAC Insured)	1,400	1,265
		20,827
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,708
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,251
6% 7/1/38	1,800	2,060
		9,019
Maryland - 0.8%
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	15,545	18,548
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 4% 7/1/11 (AMBAC Insured)	1,000	1,022
Series 2008 F:
4% 7/1/11	2,000	2,044
5% 7/1/12	1,000	1,058
5% 7/1/17	1,190	1,311
5% 7/1/18	2,500	2,742
Series 2010, 5.125% 7/1/39	3,600	3,716
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,980	2,245
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,865
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	$ 535	$ 600
5% 4/1/16	1,665	1,942
		38,093
Massachusetts - 2.9%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,002
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,160
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	570	586
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	748
5% 1/1/13	750	807
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,126
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,300
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,042
5.75% 6/15/13	3,000	3,029
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (f)	11,400	12,399
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,186
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	2,017
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,653
Series 2004 B, 5.25% 8/1/22	10,000	12,304
Series 2007 B, 5% 11/1/15	7,000	8,222
Series 2007 C:
5.25% 8/1/22	3,300	3,841
5.25% 8/1/23	1,600	1,855
5.25% 8/1/24	4,000	4,621
Series A:
5.25% 8/1/21	5,000	6,137
5.25% 8/1/22	8,190	10,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	$ 2,000	$ 2,020
Series 2008 E2:
5% 7/1/11	3,000	3,085
5% 7/1/12	2,075	2,191
(Partners HealthCare Sys. Proj.) Series 2009 I3, 5% 7/1/20	7,500	8,461
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3, 5% 7/1/21	4,700	5,245
Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (b)	1,300	1,332
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,248
5%, tender 7/1/15 (b)	7,000	7,965
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,870
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,900	3,001
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,002
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	991
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,887
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,661
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570	2,579
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		138,675
Michigan - 2.0%
Big Rapids Pub. School District Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,020
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,208
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,121
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,036
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,549
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,257
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,009
Series 2006 D, 0.957% 7/1/32 (b)	5,540	3,796
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,818
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,413
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,355
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,454
5% 12/1/15	665	759
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,794
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,585
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,780
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (f)	160	168
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,720
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,032
5.5% 3/1/17	1,885	1,939
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,019
Series 2008 A:
5% 5/15/11	1,100	1,124
5% 5/15/12	1,250	1,325
5% 5/15/13	1,500	1,630
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	$ 1,200	$ 1,241
Series 2008 A, 6.5% 12/1/33	5,500	6,128
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (b)	10,000	10,420
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,500	1,504
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,384
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,145
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,096
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,993
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,288
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,055
4% 1/1/14	1,100	1,179
5% 1/1/15	1,585	1,780
		94,535
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	589
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,079
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,381
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,576
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,065
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	415
5% 5/15/13	395	417
5% 5/15/14	250	266
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	$ 1,500	$ 1,584
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,698
5.5% 7/1/18	1,400	1,578
		20,648
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (b)(e)	1,275	1,289
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,378
5% 8/15/13	1,500	1,602
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,332
		5,601
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,058
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,095
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,134
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,095
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	398
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (f)	1,945	2,145
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	2,425	2,486
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	$ 1,500	$ 1,653
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	2,014
		15,489
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	7,857
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,865
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,558
		5,423
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,567
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,138
Series 2008 E, 5% 7/1/11	5,000	5,143
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,385
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,083
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,679
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,077
5% 7/1/14	1,000	1,079
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,496
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,570
		27,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	$ 600	$ 615
New Jersey - 1.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,813
Series 2005 B, 5% 2/15/13	2,210	2,315
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,715
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,334
5.25% 6/15/21	4,500	5,086
5.25% 6/15/22	10,585	11,853
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,722
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (Escrowed to Maturity) (f)	1,385	1,430
Series 2005 O:
5.25% 3/1/15	3,000	3,425
5.25% 3/1/21	6,500	7,175
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,325
5.25% 3/1/23	1,500	1,654
5.25% 3/1/24	5,550	6,086
5.25% 3/1/25	4,200	4,602
5.25% 3/1/26	4,700	5,079
Series 2008 Y:
5% 9/1/11	1,000	1,042
5% 9/1/12	2,545	2,763
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,201
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,333
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	6,420	7,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,429
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,118
		86,001
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,761
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,467
4% 9/1/16	3,000	3,285
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,286
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,399
		43,198
New York - 13.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,201
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	2,012
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,219
5.75% 5/1/22	2,240	2,368
Series 2004:
5.75% 5/1/17	2,895	3,267
5.75% 5/1/19 (FSA Insured)	5,590	6,215
5.75% 5/1/22 (FSA Insured)	8,525	9,344
5.75% 5/1/25 (FSA Insured)	1,715	1,866
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5% 6/1/11	1,075	1,104
Series 2008 A, 6% 5/1/33	6,000	6,934
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,080
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,709
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	157
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	$ 1,000	$ 1,024
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (f)	600	638
Series 2002 C, 5.5% 8/1/13	2,000	2,213
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (f)	2,315	2,613
Series 2005 F1, 5.25% 9/1/14	3,600	4,161
Series 2005 G, 5% 8/1/14	6,500	7,433
Series 2005 J, 5% 3/1/12	3,020	3,204
Series 2005 K, 5% 8/1/11	3,360	3,485
Series 2008 E, 5% 8/1/13	11,760	13,101
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,542
Series 2010 C, 5% 8/1/14	10,000	11,436
Series 2010 E, 5% 8/1/16	11,210	13,103
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D, 5% 6/15/38	4,200	4,472
Series FF 2, 5.5% 6/15/40	800	902
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,185
Series 2009 S2, 6% 7/15/38	7,000	8,187
Series 2009 S3, 5.25% 1/15/34	20,000	21,672
Series 2009 S4, 5.75% 1/15/39	6,400	7,352
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,689
6% 11/1/28 (a)	40,925	43,133
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,857
Series 2010 B, 5% 11/1/20	37,195	44,266
Series 2010 D:
5% 11/1/15	1,475	1,730
5% 11/1/16	9,410	11,182
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,033
Series 2009 A:
5% 3/15/17	9,975	11,842
5% 3/15/19	11,040	13,316
Series 2009 D, 5% 6/15/13	28,070	31,310
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2010 A:
5% 2/15/19	$ 1,000	$ 1,206
5% 2/15/20	3,000	3,628
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	7,705	8,306
Series A:
5.75% 7/1/13	2,720	2,934
5.75% 7/1/13 (AMBAC Insured)	875	944
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/11	2,720	2,762
5% 2/15/12	6,855	7,233
5% 2/15/13	6,545	7,148
5% 8/15/13	7,390	8,213
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,480
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	943
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,900
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,274
Series 2009 A:
5% 7/1/20	5,000	5,797
5% 7/1/21	12,335	14,137
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,470
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,790
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	10,352
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	9,289
Series 2005 C, 5.25% 11/15/14	1,000	1,152
Series 2008 C, 6.5% 11/15/28	11,300	13,578
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,463
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,455
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	$ 3,420	$ 3,777
5% 4/1/14	1,500	1,702
Series 2010 A, 5% 4/1/23	8,195	9,488
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,828
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,147
Series 2008 D, 5% 1/1/13	9,500	10,308
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	3,000	3,083
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	6,700	7,201
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,369
5.25% 6/1/22 (AMBAC Insured)	9,450	10,161
5.5% 6/1/14	1,215	1,219
5.5% 6/1/15	5,780	5,801
5.5% 6/1/16	20,000	20,075
5.5% 6/1/17	1,900	1,964
5.5% 6/1/19	1,000	1,107
Series 2003B 1C:
5.5% 6/1/14	3,505	3,517
5.5% 6/1/15	4,900	4,918
5.5% 6/1/16	1,600	1,654
5.5% 6/1/17	7,950	8,218
5.5% 6/1/18	17,165	18,433
5.5% 6/1/19	4,700	5,203
5.5% 6/1/20	800	882
5.5% 6/1/22	600	651
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,094
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	9,100	10,592
		633,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 1,215	$ 1,217
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,368
		5,585
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,775
5.25% 6/1/20 (AMBAC Insured)	1,520	1,672
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,666
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,248
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,303
5% 11/1/12 (FSA Insured)	1,300	1,385
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,576
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,725	1,745
Series 2009 B:
5% 1/1/15	1,250	1,413
5% 1/1/16	3,000	3,437
5% 1/1/20	2,110	2,393
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,641
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,436
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,742
5% 6/1/22	4,000	4,443
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,793
		37,668
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	$ 1,000	$ 1,046
5% 7/1/14	1,000	1,079
		5,955
Ohio - 2.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,749
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,525
6% 6/1/42	1,500	1,136
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,535
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,079
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,123
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	600	613
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	3,380	3,510
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,562
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,722
5% 10/1/22	2,000	2,278
5% 10/1/23	3,000	3,394
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,130
Series 2010 B, 4% 9/15/15	2,830	3,176
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	7,009
5% 8/1/16	3,480	4,101
Series 2010 B, 5% 8/1/15	15,775	18,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	$ 2,100	$ 2,248
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,173
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	8,087
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,568
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	15,000	16,290
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,056
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	506
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,017
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,266
5.75% 12/1/35	5,200	5,398
		112,676
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	992
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,157
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,355	7,608
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,399
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,712
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	$ 1,500	$ 1,610
5% 8/15/13	1,260	1,395
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,599
5% 1/1/22 (FSA Insured)	12,455	14,182
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,528
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,480
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,102
5% 12/15/14	850	952
		49,219
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,837
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,500	3,686
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,210	1,249
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,908
Series 2008 B:
5% 6/15/11	1,800	1,857
5% 6/15/12	2,000	2,143
5% 6/15/13	2,000	2,212
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,435
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,404
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.: - continued
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/13	$ 1,155	$ 1,204
Series 2006 B, 5% 12/15/13	3,115	3,248
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	340	355
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	412
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	3,025
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,637
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	2,002
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,719
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,565
Series 2009 A, 5% 6/1/17	2,925	3,229
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,326
6.5% 11/1/16 (e)	1,100	1,136
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,574
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (f)	1,745	2,101
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,390
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (f)	4,000	4,104
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,554
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,607
Series 2008 B1, 5.5% 6/1/33	8,500	9,165
Series 2009 B, 5% 12/1/16	12,500	14,654
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 1,725	$ 1,826
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,205
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,035
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,926
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,514
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	740
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,139
Series 2010 C:
5% 9/1/20	14,000	15,682
5% 9/1/21	6,000	6,595
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,399
Pittsburgh School District Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,049
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,066
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,569
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,117
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,474
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,449
		163,844
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,529
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,518
		17,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	$ 2,000	$ 2,205
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	674
		2,879
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,810
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,459
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,598
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,712
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,554
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	685
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	830
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,251
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,133
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,075
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	5,681
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,519
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,488
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Sumter Two School Facilities, Inc. Rev. Series 2007: - continued
5% 12/1/17 (Assured Guaranty Corp. Insured)	$ 1,335	$ 1,549
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	4,075
		32,707
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,013
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,128
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,363
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	416
5.25% 11/1/18	1,000	1,121
		8,041
Tennessee - 1.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	5,035
5% 12/15/11	3,270	3,407
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,642
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,472
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,345
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,845
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,892
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev.: - continued
Series 2010 B, 5.625% 7/1/20 (e)	$ 5,000	$ 5,620
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,775
4.75% 7/1/15	3,560	4,004
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,863
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,552
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,612
		71,273
Texas - 11.5%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,962
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,532
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	884
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,800
6% 1/1/18	1,000	1,012
6% 1/1/19	1,335	1,340
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,657
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,196
0% 11/15/12 (AMBAC Insured)	5,645	5,425
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,512
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,744
Series 2009 A:
5% 11/15/14	2,315	2,679
5% 11/15/17	1,375	1,645
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,183
5.25% 2/15/42	6,000	6,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	$ 2,090	$ 2,474
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,297
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,281
5.375% 5/1/16 (FSA Insured)	185	198
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,335
5.375% 5/1/17 (FSA Insured)	195	208
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,095
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,343
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,956
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,227
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,557
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,916
5% 8/15/13	9,575	10,267
Clint Independent School District Series 2003:
5.5% 8/15/18	190	204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	886
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,589
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,609
Series A, 0% 2/15/16	3,640	3,280
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	2,555	2,746
5.25% 12/1/48	19,160	20,522
5% 12/1/36	7,100	7,480
5.25% 12/1/38	6,700	7,375
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,757
5% 11/1/16	3,000	3,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A:
5% 11/1/21	$ 1,500	$ 1,656
Series 2009, 5% 11/1/19	1,000	1,162
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,086
Series 2008, 6.375% 2/15/34	1,300	1,579
Dallas Wtrwks. & Swr. Sys. Rev. Series 2010, 5% 10/1/39	20,750	22,570
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,372
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,786
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,592
Series 2009:
5% 2/15/17	1,220	1,440
5% 2/15/22	8,920	10,259
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,034
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,811
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,106
Garland Independent School District Series 2001, 5.5% 2/15/12	35	35
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,274
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,490
5% 2/15/14	1,745	1,954
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,002
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.):
Series 2009, 5% 10/1/19	1,260	1,387
Series 2010, 5% 10/1/29	1,500	1,573
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,495
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,373
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,094
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	$ 2,400	$ 2,779
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,070
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,220
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,308
Series A, 5.5% 7/1/39	6,000	6,527
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,763
Series A, 0% 8/15/11	13,740	13,659
0% 8/15/15	2,000	1,836
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	7,200	7,388
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,937
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,598
0% 12/1/11 (AMBAC Insured)	8,250	8,186
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,126
0% 2/15/17	1,400	1,210
Series 2009, 4% 2/15/14	410	448
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,009
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,247
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	933
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,560
0% 8/15/17	1,020	867
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,623
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,630
5% 8/1/14	5,110	5,889
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,647
Longview Independent School District 5% 2/15/20	1,000	1,172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	$ 3,600	$ 3,807
Series 2010:
5% 5/15/14	6,000	6,803
5% 5/15/15	2,475	2,852
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,598
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,153
Mansfield Independent School District:
5.5% 2/15/13	230	234
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,371
5.5% 2/15/14	330	336
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	1,987
5.5% 2/15/15	25	27
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,652
5.5% 2/15/18	145	147
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	871
5.5% 2/15/19	370	374
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,201
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (b)	7,000	7,153
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,085
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	549
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,733
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,620
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,037
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,312
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,154
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,951
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	$ 1,100	$ 1,271
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,495
Northside Independent School District:
Bonds Series 2009, 2.1%, tender 6/1/11 (b)	7,000	7,054
Series 2001:
5.5% 2/15/13	1,090	1,110
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,243
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	540
Series A:
5.25% 2/15/17	725	763
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,399
Pasadena Independent School District Series 2007, 5% 2/15/21	1,640	1,853
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,020
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,328
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,744
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,211
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,156
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	3,933
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,093
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,434
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,090
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	$ 2,165	$ 2,357
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (f)	295	300
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,660
Series 2006 A, 5% 2/1/22	2,035	2,272
Series 2008, 5% 2/1/22	2,100	2,390
5.375% 2/1/17	3,140	3,326
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	355	378
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,909
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,079
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,782
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,247
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,436
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,167
Series 2009:
5% 10/1/19	3,045	3,646
5% 10/1/20	2,180	2,595
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	1,065	1,081
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,662
5.375% 2/1/18	480	487
Series 2008, 5.25% 2/1/38	1,600	1,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,308
5% 11/15/14	2,005	2,262
5% 11/15/15	1,880	2,133
5.75% 11/15/24	4,700	5,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 8,022
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,976
Texas Gen. Oblig.:
Series 2008, 5% 10/1/12	3,500	3,808
Series 2009 A, 5% 10/1/17	3,660	4,383
0% 10/1/13	8,900	8,491
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,950
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,514
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,461
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,128
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	10,226
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2009, 5%, tender 2/15/11 (b)	4,900	4,961
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	3,400	3,887
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,470	1,474
Series 1999 B, 5.625% 7/15/21	930	933
Series 2008 B, 5.25% 7/15/23	1,000	1,148
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,371
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,300
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,026
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,185
Waller Independent School District:
5.5% 2/15/26	3,220	3,716
5.5% 2/15/33	4,160	4,644
5.5% 2/15/37	4,820	5,309
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
White Settlement Independent School District Series 2004, 5.75% 8/15/34	$ 1,250	$ 1,306
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	736
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,093
Series 2005, 5% 8/15/23	1,745	1,934
		548,874
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,682
5% 8/15/18	2,500	2,833
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,192
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,632
		18,339
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,214
6.125% 12/1/27 (AMBAC Insured)	2,800	2,848
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,062
5% 12/1/14 (FSA Insured)	1,200	1,316
5% 12/1/15 (FSA Insured)	1,000	1,104
		7,544
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,516
5% 10/1/14	3,000	3,283
		6,799
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,685
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (e)	$ 2,750	$ 2,757
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,292
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	13,257
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (b)	5,000	5,169
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,681
		33,841
Washington - 2.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,482
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,273
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,151
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	1,000	1,098
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,407
Clark County Pub. Util. District #1 Elec. Rev. Series 2002 B, 5.25% 1/1/11 (FSA Insured)	1,715	1,735
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,249
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,365
Series 2006 A, 5% 7/1/13	5,000	5,571
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	155
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,038
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009, 5% 12/1/18	$ 8,690	$ 10,397
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,637
Series 2009, 5.25% 1/1/42	1,900	2,069
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,477
5% 12/1/19	1,385	1,619
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,108
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,095
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,304
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,599
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,986
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (f)	3,000	3,036
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (f)	11,200	11,333
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,616
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,758
5% 8/15/16	2,500	2,767
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,268
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,208
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	$ 3,000	$ 3,013
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,922
		111,526
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	983
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,603
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,482
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,151
		7,219
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	1,195	1,280
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,423
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,024
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,028
Series 2008 D, 5.5% 5/1/26	1,100	1,280
Series 2010 1, 5% 5/1/20	2,305	2,765
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,086
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	893
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,903
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,000	$ 1,085
Series 2003 A, 5.5% 8/15/14	1,775	1,908
Series 2006 A, 5% 8/15/12	4,795	4,995
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (f)	10,655	11,511
		33,329
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,478
TOTAL MUNICIPAL BONDS (Cost $4,348,207)		4,588,107
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $10,600)	10,600	10,879
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.31% (c)(d) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $4,379,550)		4,619,729
NET OTHER ASSETS (LIABILITIES) - 3.2%		151,291
NET ASSETS - 100%		$ 4,771,020
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 41
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,598,986	$ -	$ 4,598,986	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,619,729	$ 20,743	$ 4,598,986	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $4,379,475,000. Net unrealized appreciation aggregated $240,254,000, of which $244,345,000 related to appreciated investment securities and $4,091,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2010

1.837322.104

ALIM-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,136
Series 2005 A2, 5% 6/1/12	1,500	1,600
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (f)	2,125	2,197
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (b)	6,000	6,293
Series 2006 D, 5% 11/15/10	1,295	1,299
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,908
5.5% 1/1/22	2,300	2,099
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (b)	5,000	5,255
		22,787
Arizona - 1.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,984
5% 10/1/17 (FSA Insured)	10,000	11,429
5% 10/1/18 (FSA Insured)	2,500	2,855
5.25% 10/1/20 (FSA Insured)	6,695	7,659
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/11	1,000	1,010
5% 1/1/12	1,200	1,259
Series 2008 D:
5.5% 1/1/38	6,300	6,618
6% 1/1/27	1,400	1,570
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,937
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,557
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	6,700	7,393
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (e)	2,250	2,318
5.5% 7/1/12 (e)	2,450	2,616
5.5% 7/1/13 (e)	1,005	1,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,090	$ 1,170
Series 2009 A:
5% 7/1/14	1,500	1,707
5% 7/1/18	7,665	9,053
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175	1,212
		86,446
California - 13.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,905
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,775
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.25% 5/1/12	4,000	4,291
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (f)	2,600	2,834
Series 2010 L, 5% 5/1/18	26,425	31,256
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	6,840	7,694
Series 2004 A:
5% 7/1/15	4,775	5,393
5.25% 7/1/12	1,210	1,306
5.25% 7/1/13	7,000	7,830
5.25% 7/1/14	9,400	10,825
Series 2008 A, 5% 1/1/11	4,200	4,245
Series 2009 A:
5% 7/1/15	8,990	10,154
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (f)	6,210	7,171
5.25% 1/1/11	75	76
5.25% 1/1/11 (Escrowed to Maturity) (f)	625	633
5.25% 7/1/13 (Escrowed to Maturity) (f)	5,000	5,636
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,928
5.25% 7/1/14	10,245	11,798
5.25% 7/1/14 (Escrowed to Maturity) (f)	2,995	3,486
Series A, 5% 7/1/18	4,510	5,362
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	91
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 10/1/13	$ 1,550	$ 1,721
5% 3/1/15	2,415	2,743
5% 8/1/16	6,070	6,983
5% 3/1/19	1,470	1,647
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,034
5% 3/1/26	2,200	2,293
5% 6/1/27 (AMBAC Insured)	1,800	1,889
5.125% 11/1/24	1,900	2,009
5.25% 2/1/11	1,650	1,675
5.25% 3/1/12	2,210	2,349
5.25% 2/1/15	5,000	5,534
5.25% 2/1/16	8,500	9,397
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,665
5.25% 2/1/28	3,400	3,532
5.25% 12/1/33	110	112
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,670	7,727
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,606
5.5% 3/1/11	8,500	8,671
5.5% 4/1/13	1,400	1,549
5.5% 4/1/13 (AMBAC Insured)	1,000	1,106
5.5% 8/1/29	13,900	15,026
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,499
5.5% 8/1/30	10,000	10,755
5.5% 11/1/33	21,355	22,379
6% 3/1/33	11,100	12,519
6% 4/1/38	7,500	8,331
6% 11/1/39	35,800	39,960
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,527
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	3,800	3,979
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,613
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	6,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	$ 3,000	$ 3,294
Series 2009 D, 5%, tender 7/1/14 (b)	4,100	4,510
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	5,900	6,599
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	9,000	9,190
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	10,216	6,844
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.3%, tender 11/1/10 (b)(e)	7,000	7,001
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	3,400	3,624
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,344
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,753
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,170
Series 2005 K, 5% 11/1/16	7,195	7,896
Series 2006 F, 5% 11/1/14 (FGIC Insured)	5,000	5,522
Series 2009 G1:
5.25% 10/1/17	15,275	17,070
5.75% 10/1/30	2,100	2,252
Series 2009 I, 6.125% 11/1/29	1,300	1,428
Series 2010 A, 5.75% 3/1/30	4,100	4,408
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,937
5.75% 11/1/28	5,000	5,779
5% 11/1/14 (FSA Insured)	1,000	1,151
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,132
Bonds:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	4,900	5,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Bonds:
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (b)	$ 4,000	$ 4,070
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	692
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,448
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	8,008
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,092
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,599
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,679
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
5.75% 1/15/40	1,600	1,556
5.875% 1/15/27	1,000	1,012
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,317
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,377
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,638
Series 2010 C, 5.25% 8/1/39	3,700	3,994
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,468
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	12,735	15,310
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,646
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,643
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/11 (FSA Insured) (e)	$ 1,740	$ 1,753
5% 1/1/12 (FSA Insured) (e)	1,835	1,896
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,523
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,555
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	635	649
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	3,600	3,884
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,230
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,350
5% 7/1/20	2,000	2,250
5% 7/1/21	1,500	1,663
5% 7/1/22	2,250	2,475
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,643
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,648
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	965	983
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,420	3,604
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,000	4,511
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	817
5.25% 7/1/21	700	820
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,804
6.5% 8/1/27	3,500	4,272
6.5% 8/1/28	2,750	3,337
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,147
5.25% 8/1/26	2,200	2,285
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.): - continued
Series 2009 B, 5% 8/1/18	$ 7,355	$ 7,973
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,620
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,758
5% 5/15/22	2,000	2,285
Series 2009 B, 5% 5/15/12	500	533
San Diego Unified School District Series C:
0% 7/1/46	20,405	2,342
0% 7/1/47	13,000	1,404
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,395	1,465
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,521
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,405
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,220
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,220
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,830
Sulphur Springs Union School District Ctfs. of Prtn. Bonds 0%, tender 3/1/11 (AMBAC Insured) (b)	1,965	1,941
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,415
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	865
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,419
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,990
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,886
		654,518
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.0%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	$ 5,000	$ 4,924
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,107
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,508
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	11,100	7,497
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,238
5% 11/15/12 (Escrowed to Maturity) (f)	120	131
5% 11/15/14	1,105	1,247
5% 11/15/14 (Escrowed to Maturity) (f)	60	70
Series 2006 F:
5% 11/15/13	395	438
5% 11/15/13 (Escrowed to Maturity) (f)	890	1,006
5% 11/15/14	420	474
5% 11/15/14 (Escrowed to Maturity) (f)	935	1,086
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,097
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	648
5% 7/1/12	675	679
Bonds Series 2008 C4, 4%, tender 11/12/15 (b)	5,800	6,351
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,748
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	6,020	6,308
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,474
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (f)	1,000	1,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (f)	$ 1,000	$ 1,198
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,071
		46,498
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,360
Series 2009 1:
5% 2/1/14	10,000	11,307
5% 2/1/15	10,000	11,568
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,101
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,299
		32,635
District Of Columbia - 0.6%
District Columbia Rev. Series A, 5% 6/1/40	6,700	6,705
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,115
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,315
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 4% 8/15/11 (FSA Insured)	1,050	1,070
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,670
5% 4/1/14	2,000	2,188
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,561
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B, 5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,780	2,780
		29,404
Florida - 7.7%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2007 A, 5% 7/1/16 (FGIC Insured)	$ 2,180	$ 2,395
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,522
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,254
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,150
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,519
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,501
5% 12/1/11	2,695	2,819
5% 12/1/12	3,880	4,216
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,867
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,314
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/13	19,705	21,853
Series 2009 D, 5% 6/1/21	2,780	3,269
Series A, 5.5% 6/1/38	1,800	2,011
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,970
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,886
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,763
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,800	2,899
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (f)	6,500	6,959
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,743
Series 2005 I:
5% 11/15/17	2,600	2,899
5% 11/15/18	2,000	2,228
Series 2008 B, 6% 11/15/37	12,000	12,969
Series B:
5% 11/15/17	1,050	1,139
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (f)	150	176
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series G:
5% 11/15/12	$ 965	$ 1,035
5% 11/15/12 (Escrowed to Maturity) (f)	35	38
5% 11/15/13	1,545	1,700
5% 11/15/13 (Escrowed to Maturity) (f)	55	62
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (b)	8,750	9,222
Series 2008 A, 6.1%, tender 11/14/13 (b)	9,000	10,203
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,917
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	4,676
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29	1,940	2,044
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (b)	2,000	2,092
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,107
5% 9/1/22	2,270	2,584
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,781
5% 10/1/14	7,000	7,847
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	2,985
4% 10/1/11	2,105	2,171
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,089
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,412
5% 11/15/14	2,485	2,692
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,828
5.25% 6/1/24	3,850	4,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	$ 600	$ 619
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,893
Series 2010 B, 5% 10/1/35 (FSA Insured)	11,825	12,153
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,369
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,423
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,455
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500	2,627
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,701
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,400	1,425
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,215
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,961
5% 8/1/15 (AMBAC Insured)	5,990	6,617
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,571
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,907
5.75% 10/1/43	1,850	1,912
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,844
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (f)	3,260	3,622
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,841
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,958
5% 11/1/14 (FSA Insured)	1,825	1,997
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,215	$ 2,112
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,768
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	18,067
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	5,200	5,697
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,211
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,523
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,092
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,836
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,674
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,427
5% 10/1/18 (FSA Insured) (e)	10,515	11,250
5% 10/1/19 (FSA Insured) (e)	5,965	6,328
		367,005
Georgia - 3.5%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,179
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,283
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	5,000	5,649
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,776
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,400	8,547
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (b)	11,300	12,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Dev. Auth. Solid Waste Disp. Rev. Bonds (Georgia Waste Mgmt. Proj.) Series 2004 A, 1.25%, tender 10/1/10 (b)	$ 4,225	$ 4,225
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	7,015	4,923
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,404
5% 11/1/18	6,000	6,809
5% 11/1/19	3,000	3,394
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,187
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,099
Series 2005 V:
6.6% 1/1/18 (f)	35	42
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,844
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,277
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	591
5% 9/15/14	715	757
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	12,768
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (b)	6,800	6,911
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	9,000	9,154
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,739
5.25% 1/1/20	1,625	1,914
Series 2008 D, 5.75% 1/1/19	11,500	13,722
Series 2009 B, 5% 1/1/16	2,500	2,866
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,432
5% 10/1/13	1,450	1,572
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	$ 12,100	$ 8,491
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,270
		168,041
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (e)	4,995	5,543
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	16,175
Series 2009 DR, 5% 6/1/19	15,755	18,980
Series DR:
5% 6/1/18	3,655	4,392
5% 6/1/18 (Escrowed to Maturity) (f)	1,000	1,214
Series DY:
5% 2/1/19	5,000	6,009
5% 2/1/20	5,500	6,612
		58,925
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,023
6.75% 11/1/37	2,600	2,919
		5,942
Illinois - 9.9%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575	2,692
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,010
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,400
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,537
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	838
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,999
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,702
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,100	$ 3,557
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (f)	640	726
Series 1995 A2:
6% 1/1/11 (AMBAC Insured)	815	826
6% 1/1/11 (AMBAC Insured) (Escrowed to Maturity) (f)	540	547
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	788
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	393
Series 2004 A:
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	6,078
5.25% 1/1/29 (FSA Insured)	190	200
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,040
Series 2006 A, 5% 1/1/23	10,975	11,854
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (f)	4,155	4,445
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,740	2,748
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (e)	7,375	7,450
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,073
Series 2010 D:
5.25% 1/1/18 (e)	750	825
5.25% 1/1/19 (e)	5,125	5,635
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,159
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,889
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	373
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,328
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,801
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,502
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000	1,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	$ 4,450	$ 4,884
Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,869
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11 (Escrowed to Maturity) (f)	3,040	3,133
5% 6/1/12	3,645	3,829
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,161
Series 2008, 5.25% 11/1/33	5,200	5,618
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,409
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,269
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,188
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	642
Series 2009 D, 5% 11/15/17	3,250	3,749
Series 2010 A, 5.25% 11/15/24	17,925	20,527
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,275	4,177
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,045
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,946
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,959
Des Plaines Pub. Library District:
5.25% 1/1/21	1,290	1,498
5.25% 1/1/22	1,000	1,151
5.25% 1/1/23	1,000	1,146
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,241
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 5/1/13 (b)(e)	6,320	6,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	$ 3,255	$ 3,577
5.5% 5/1/13 (FGIC Insured)	1,000	1,103
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,126
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,372
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	28,900	18,597
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,688
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	1,400	1,485
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,722
5.25% 10/1/14	2,290	2,459
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,949
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	5,063
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,108
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,457
(DePaul Univ. Proj.) Series 2005 A:
5% 10/1/10	1,235	1,235
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,017
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,790
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,244
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,287
5% 5/15/19	3,940	4,333
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,228
6.25% 5/1/21	6,395	6,987
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	832
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,050	$ 2,204
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,446
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,136
Bonds:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (b)	4,000	4,158
(DePaul Univ. Proj.) Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (b)	3,495	3,520
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,059
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,068
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (f)	1,300	1,410
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,486
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (f)	1,000	1,075
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (f)	1,000	1,067
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,124
Series 2007 B, 5% 1/1/15	1,150	1,267
Series 2010:
2% 1/1/11	25,300	25,340
5% 1/1/21 (FSA Insured)	10,000	10,766
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,649
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	2,802
Illinois Sales Tax Rev. Series 2010:
5% 6/15/15	1,200	1,356
5% 6/15/16	10,000	11,399
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,755
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	38,139
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	4,341
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	$ 1,500	$ 1,747
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,226
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,340
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (f)	860	791
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,936
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,386
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,293
0% 12/1/14 (FSA Insured)	5,180	4,732
0% 12/1/15 (FSA Insured)	3,810	3,338
Series D, 0% 12/1/10 (FSA Insured)	3,380	3,374
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,642
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,532
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,739
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,830
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,510
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	900
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,977
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series 2002 A:
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,100	$ 7,402
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,975
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,332
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,129
5% 10/1/19	1,475	1,620
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,338
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	3,008
0% 4/1/14	3,500	3,282
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	2,800	2,580
0% 11/1/16 (FSA Insured)	4,000	3,381
0% 11/1/17 (FSA Insured)	1,300	1,044
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	898
		473,697
Indiana - 2.5%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,109
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,270
5% 1/10/14 (FSA Insured)	1,180	1,334
5% 7/10/14 (FSA Insured)	1,215	1,383
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,529
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	5,212
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
East Allen Woodlan School Bldg. Corp. Series 2005: - continued
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,295	$ 1,363
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,924
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,387
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,919
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,178
5.25% 7/15/16 (FSA Insured)	2,095	2,479
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,832
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	1,650	1,785
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,476
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,455
5% 12/1/17	855	946
Series 2010 A, 5% 2/1/17	3,700	4,395
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	7,800	8,555
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,935
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,199
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,461
0% 12/1/17 (AMBAC Insured)	1,470	1,182
0% 6/1/18 (AMBAC Insured)	1,740	1,369
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,183
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	$ 1,090	$ 1,185
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,319
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,295
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,811
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,551
Rockport Poll. Cont. Rev. Bonds:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (b)	2,000	2,040
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (b)	3,500	3,939
Series 2009 B, 6.25%, tender 6/2/14 (b)	5,000	5,627
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,384
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,766
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,917
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,072
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,677
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,561
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,056
		119,335
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,907
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (f)	4,800	4,891
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	2,540	2,646
		9,444
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	$ 285	$ 326
Kansas Dev. Fin. Auth. Rev. Series 2002 II:
5.5% 11/1/19	1,000	1,081
5.5% 11/1/20	1,000	1,080
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (b)	2,000	2,066
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (f)	14,675	15,065
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,627
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,565
		26,810
Kentucky - 1.2%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,490
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,488
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,207
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,155
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,911
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	12,680	13,625
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,382
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (b)	9,000	10,081
		57,339
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	$ 2,700	$ 2,803
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,448
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,122
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,331
5% 7/1/15	2,740	2,990
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,819
0% 9/1/13 (AMBAC Insured)	1,400	1,265
		20,827
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,708
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,251
6% 7/1/38	1,800	2,060
		9,019
Maryland - 0.8%
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	15,545	18,548
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 4% 7/1/11 (AMBAC Insured)	1,000	1,022
Series 2008 F:
4% 7/1/11	2,000	2,044
5% 7/1/12	1,000	1,058
5% 7/1/17	1,190	1,311
5% 7/1/18	2,500	2,742
Series 2010, 5.125% 7/1/39	3,600	3,716
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,980	2,245
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (b)	2,625	2,865
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	$ 535	$ 600
5% 4/1/16	1,665	1,942
		38,093
Massachusetts - 2.9%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,002
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,160
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	570	586
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	748
5% 1/1/13	750	807
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,126
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(e)	3,000	3,300
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,042
5.75% 6/15/13	3,000	3,029
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (f)	11,400	12,399
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,186
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	2,017
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,653
Series 2004 B, 5.25% 8/1/22	10,000	12,304
Series 2007 B, 5% 11/1/15	7,000	8,222
Series 2007 C:
5.25% 8/1/22	3,300	3,841
5.25% 8/1/23	1,600	1,855
5.25% 8/1/24	4,000	4,621
Series A:
5.25% 8/1/21	5,000	6,137
5.25% 8/1/22	8,190	10,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.):
Series 2008 E1, 5.125% 7/1/33	$ 2,000	$ 2,020
Series 2008 E2:
5% 7/1/11	3,000	3,085
5% 7/1/12	2,075	2,191
(Partners HealthCare Sys. Proj.) Series 2009 I3, 5% 7/1/20	7,500	8,461
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3, 5% 7/1/21	4,700	5,245
Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (b)	1,300	1,332
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (b)	2,045	2,248
5%, tender 7/1/15 (b)	7,000	7,965
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (b)	1,800	1,870
Series 2009 T1, 4.125%, tender 2/16/12 (b)	2,900	3,001
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,002
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	991
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,887
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,661
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570	2,579
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		138,675
Michigan - 2.0%
Big Rapids Pub. School District Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,020
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,208
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,121
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,426
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,036
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,549
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,257
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	4,009
Series 2006 D, 0.957% 7/1/32 (b)	5,540	3,796
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,818
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,413
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,355
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,454
5% 12/1/15	665	759
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,794
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,585
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,780
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (f)	160	168
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,720
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,032
5.5% 3/1/17	1,885	1,939
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,019
Series 2008 A:
5% 5/15/11	1,100	1,124
5% 5/15/12	1,250	1,325
5% 5/15/13	1,500	1,630
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	$ 1,200	$ 1,241
Series 2008 A, 6.5% 12/1/33	5,500	6,128
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (b)	10,000	10,420
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,500	1,504
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,384
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,145
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,096
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	2,993
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,288
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,055
4% 1/1/14	1,100	1,179
5% 1/1/15	1,585	1,780
		94,535
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	589
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,079
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,381
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,576
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	6,065
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	415
5% 5/15/13	395	417
5% 5/15/14	250	266
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	$ 1,500	$ 1,584
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,698
5.5% 7/1/18	1,400	1,578
		20,648
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (b)(e)	1,275	1,289
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,378
5% 8/15/13	1,500	1,602
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,332
		5,601
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,058
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,095
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,134
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,095
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	398
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (f)	1,945	2,145
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	2,425	2,486
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	$ 1,500	$ 1,653
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	2,014
		15,489
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	7,857
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,865
(Immanuel Med. Ctr. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,558
		5,423
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,567
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,138
Series 2008 E, 5% 7/1/11	5,000	5,143
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,385
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,083
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,679
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,077
5% 7/1/14	1,000	1,079
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,496
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,570
		27,217
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	$ 600	$ 615
New Jersey - 1.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,813
Series 2005 B, 5% 2/15/13	2,210	2,315
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,715
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,334
5.25% 6/15/21	4,500	5,086
5.25% 6/15/22	10,585	11,853
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,722
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (Escrowed to Maturity) (f)	1,385	1,430
Series 2005 O:
5.25% 3/1/15	3,000	3,425
5.25% 3/1/21	6,500	7,175
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,325
5.25% 3/1/23	1,500	1,654
5.25% 3/1/24	5,550	6,086
5.25% 3/1/25	4,200	4,602
5.25% 3/1/26	4,700	5,079
Series 2008 Y:
5% 9/1/11	1,000	1,042
5% 9/1/12	2,545	2,763
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,201
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,333
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (f)	6,420	7,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,429
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,118
		86,001
New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	27,900	28,761
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,467
4% 9/1/16	3,000	3,285
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,286
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,399
		43,198
New York - 13.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,201
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	2,012
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,219
5.75% 5/1/22	2,240	2,368
Series 2004:
5.75% 5/1/17	2,895	3,267
5.75% 5/1/19 (FSA Insured)	5,590	6,215
5.75% 5/1/22 (FSA Insured)	8,525	9,344
5.75% 5/1/25 (FSA Insured)	1,715	1,866
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5% 6/1/11	1,075	1,104
Series 2008 A, 6% 5/1/33	6,000	6,934
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,080
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,709
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	155	157
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	$ 1,000	$ 1,024
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (f)	600	638
Series 2002 C, 5.5% 8/1/13	2,000	2,213
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (f)	2,315	2,613
Series 2005 F1, 5.25% 9/1/14	3,600	4,161
Series 2005 G, 5% 8/1/14	6,500	7,433
Series 2005 J, 5% 3/1/12	3,020	3,204
Series 2005 K, 5% 8/1/11	3,360	3,485
Series 2008 E, 5% 8/1/13	11,760	13,101
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,542
Series 2010 C, 5% 8/1/14	10,000	11,436
Series 2010 E, 5% 8/1/16	11,210	13,103
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D, 5% 6/15/38	4,200	4,472
Series FF 2, 5.5% 6/15/40	800	902
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,185
Series 2009 S2, 6% 7/15/38	7,000	8,187
Series 2009 S3, 5.25% 1/15/34	20,000	21,672
Series 2009 S4, 5.75% 1/15/39	6,400	7,352
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,689
6% 11/1/28 (a)	40,925	43,133
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,857
Series 2010 B, 5% 11/1/20	37,195	44,266
Series 2010 D:
5% 11/1/15	1,475	1,730
5% 11/1/16	9,410	11,182
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	3,033
Series 2009 A:
5% 3/15/17	9,975	11,842
5% 3/15/19	11,040	13,316
Series 2009 D, 5% 6/15/13	28,070	31,310
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2010 A:
5% 2/15/19	$ 1,000	$ 1,206
5% 2/15/20	3,000	3,628
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	7,705	8,306
Series A:
5.75% 7/1/13	2,720	2,934
5.75% 7/1/13 (AMBAC Insured)	875	944
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/11	2,720	2,762
5% 2/15/12	6,855	7,233
5% 2/15/13	6,545	7,148
5% 8/15/13	7,390	8,213
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,480
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	943
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,900
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,274
Series 2009 A:
5% 7/1/20	5,000	5,797
5% 7/1/21	12,335	14,137
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	19,470
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,790
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	9,600	10,352
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	9,289
Series 2005 C, 5.25% 11/15/14	1,000	1,152
Series 2008 C, 6.5% 11/15/28	11,300	13,578
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,463
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,455
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	$ 3,420	$ 3,777
5% 4/1/14	1,500	1,702
Series 2010 A, 5% 4/1/23	8,195	9,488
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,828
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,147
Series 2008 D, 5% 1/1/13	9,500	10,308
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	3,000	3,083
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	6,700	7,201
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,369
5.25% 6/1/22 (AMBAC Insured)	9,450	10,161
5.5% 6/1/14	1,215	1,219
5.5% 6/1/15	5,780	5,801
5.5% 6/1/16	20,000	20,075
5.5% 6/1/17	1,900	1,964
5.5% 6/1/19	1,000	1,107
Series 2003B 1C:
5.5% 6/1/14	3,505	3,517
5.5% 6/1/15	4,900	4,918
5.5% 6/1/16	1,600	1,654
5.5% 6/1/17	7,950	8,218
5.5% 6/1/18	17,165	18,433
5.5% 6/1/19	4,700	5,203
5.5% 6/1/20	800	882
5.5% 6/1/22	600	651
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,094
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	9,100	10,592
		633,403
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 1,215	$ 1,217
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,368
		5,585
North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,775
5.25% 6/1/20 (AMBAC Insured)	1,520	1,672
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,666
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,248
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,303
5% 11/1/12 (FSA Insured)	1,300	1,385
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,576
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,725	1,745
Series 2009 B:
5% 1/1/15	1,250	1,413
5% 1/1/16	3,000	3,437
5% 1/1/20	2,110	2,393
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,641
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,436
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,742
5% 6/1/22	4,000	4,443
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,793
		37,668
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	$ 1,000	$ 1,046
5% 7/1/14	1,000	1,079
		5,955
Ohio - 2.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,749
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,525
6% 6/1/42	1,500	1,136
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,535
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,079
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,123
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	600	613
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (b)	3,380	3,510
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,562
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,722
5% 10/1/22	2,000	2,278
5% 10/1/23	3,000	3,394
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,130
Series 2010 B, 4% 9/15/15	2,830	3,176
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	7,009
5% 8/1/16	3,480	4,101
Series 2010 B, 5% 8/1/15	15,775	18,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	$ 2,100	$ 2,248
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,173
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	8,087
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	5,900	6,568
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	15,000	16,290
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,056
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	506
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,017
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,266
5.75% 12/1/35	5,200	5,398
		112,676
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	992
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,157
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	7,355	7,608
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,399
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,712
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	$ 1,500	$ 1,610
5% 8/15/13	1,260	1,395
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,599
5% 1/1/22 (FSA Insured)	12,455	14,182
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,528
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,480
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,102
5% 12/15/14	850	952
		49,219
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	3,500	3,837
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,500	3,686
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,210	1,249
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,908
Series 2008 B:
5% 6/15/11	1,800	1,857
5% 6/15/12	2,000	2,143
5% 6/15/13	2,000	2,212
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,435
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,404
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev.: - continued
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/13	$ 1,155	$ 1,204
Series 2006 B, 5% 12/15/13	3,115	3,248
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	340	355
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	412
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	3,025
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,637
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	2,002
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,719
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,565
Series 2009 A, 5% 6/1/17	2,925	3,229
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,326
6.5% 11/1/16 (e)	1,100	1,136
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,574
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (f)	1,745	2,101
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,390
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (f)	4,000	4,104
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,554
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,607
Series 2008 B1, 5.5% 6/1/33	8,500	9,165
Series 2009 B, 5% 12/1/16	12,500	14,654
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 1,725	$ 1,826
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,205
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,035
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,926
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,514
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	740
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,139
Series 2010 C:
5% 9/1/20	14,000	15,682
5% 9/1/21	6,000	6,595
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,399
Pittsburgh School District Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,000	1,049
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	3,066
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,569
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,117
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,474
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,449
		163,844
Puerto Rico - 0.4%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,529
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	5,000	5,518
		17,047
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	$ 2,000	$ 2,205
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	674
		2,879
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,810
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,459
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,598
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,712
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,554
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	680	685
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	830
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,251
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,133
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,075
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	5,681
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,519
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,488
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Sumter Two School Facilities, Inc. Rev. Series 2007: - continued
5% 12/1/17 (Assured Guaranty Corp. Insured)	$ 1,335	$ 1,549
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	4,075
		32,707
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,013
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,128
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,363
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	416
5.25% 11/1/18	1,000	1,121
		8,041
Tennessee - 1.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	5,035
5% 12/15/11	3,270	3,407
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,642
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,472
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,345
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,845
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,892
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev.: - continued
Series 2010 B, 5.625% 7/1/20 (e)	$ 5,000	$ 5,620
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,775
4.75% 7/1/15	3,560	4,004
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,863
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,552
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,612
		71,273
Texas - 11.5%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,962
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,532
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	884
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,800
6% 1/1/18	1,000	1,012
6% 1/1/19	1,335	1,340
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,657
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,196
0% 11/15/12 (AMBAC Insured)	5,645	5,425
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,512
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,744
Series 2009 A:
5% 11/15/14	2,315	2,679
5% 11/15/17	1,375	1,645
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,183
5.25% 2/15/42	6,000	6,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	$ 2,090	$ 2,474
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,297
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,281
5.375% 5/1/16 (FSA Insured)	185	198
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,335
5.375% 5/1/17 (FSA Insured)	195	208
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,095
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,343
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,956
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,227
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,557
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,916
5% 8/15/13	9,575	10,267
Clint Independent School District Series 2003:
5.5% 8/15/18	190	204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	886
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,589
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,609
Series A, 0% 2/15/16	3,640	3,280
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	2,555	2,746
5.25% 12/1/48	19,160	20,522
5% 12/1/36	7,100	7,480
5.25% 12/1/38	6,700	7,375
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,757
5% 11/1/16	3,000	3,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2009 A:
5% 11/1/21	$ 1,500	$ 1,656
Series 2009, 5% 11/1/19	1,000	1,162
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,086
Series 2008, 6.375% 2/15/34	1,300	1,579
Dallas Wtrwks. & Swr. Sys. Rev. Series 2010, 5% 10/1/39	20,750	22,570
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,372
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,786
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,592
Series 2009:
5% 2/15/17	1,220	1,440
5% 2/15/22	8,920	10,259
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,034
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,811
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,106
Garland Independent School District Series 2001, 5.5% 2/15/12	35	35
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,274
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,490
5% 2/15/14	1,745	1,954
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,002
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.):
Series 2009, 5% 10/1/19	1,260	1,387
Series 2010, 5% 10/1/29	1,500	1,573
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,495
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,373
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,094
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	$ 2,400	$ 2,779
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,070
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,220
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,308
Series A, 5.5% 7/1/39	6,000	6,527
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,763
Series A, 0% 8/15/11	13,740	13,659
0% 8/15/15	2,000	1,836
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (b)	7,200	7,388
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,937
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,598
0% 12/1/11 (AMBAC Insured)	8,250	8,186
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,126
0% 2/15/17	1,400	1,210
Series 2009, 4% 2/15/14	410	448
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	5,009
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,247
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	933
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,560
0% 8/15/17	1,020	867
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,623
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,630
5% 8/1/14	5,110	5,889
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,647
Longview Independent School District 5% 2/15/20	1,000	1,172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	$ 3,600	$ 3,807
Series 2010:
5% 5/15/14	6,000	6,803
5% 5/15/15	2,475	2,852
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5.25% 5/15/21	2,405	2,598
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,153
Mansfield Independent School District:
5.5% 2/15/13	230	234
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,371
5.5% 2/15/14	330	336
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	1,987
5.5% 2/15/15	25	27
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,652
5.5% 2/15/18	145	147
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	871
5.5% 2/15/19	370	374
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,201
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (b)	7,000	7,153
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,085
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	549
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,733
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,620
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,037
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,312
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,154
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,951
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	$ 1,100	$ 1,271
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,495
Northside Independent School District:
Bonds Series 2009, 2.1%, tender 6/1/11 (b)	7,000	7,054
Series 2001:
5.5% 2/15/13	1,090	1,110
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,243
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	540
Series A:
5.25% 2/15/17	725	763
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,399
Pasadena Independent School District Series 2007, 5% 2/15/21	1,640	1,853
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,020
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,328
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,744
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	8,211
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,156
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	3,933
Series 2002:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,093
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,434
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,090
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (e)	$ 2,165	$ 2,357
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (f)	295	300
Series 2002, 5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,660
Series 2006 A, 5% 2/1/22	2,035	2,272
Series 2008, 5% 2/1/22	2,100	2,390
5.375% 2/1/17	3,140	3,326
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	355	378
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,909
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,079
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,782
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,247
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,436
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,167
Series 2009:
5% 10/1/19	3,045	3,646
5% 10/1/20	2,180	2,595
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	1,065	1,081
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,662
5.375% 2/1/18	480	487
Series 2008, 5.25% 2/1/38	1,600	1,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,308
5% 11/15/14	2,005	2,262
5% 11/15/15	1,880	2,133
5.75% 11/15/24	4,700	5,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	$ 7,000	$ 8,022
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,976
Texas Gen. Oblig.:
Series 2008, 5% 10/1/12	3,500	3,808
Series 2009 A, 5% 10/1/17	3,660	4,383
0% 10/1/13	8,900	8,491
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,950
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,514
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,461
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,128
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	10,110	10,226
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2009, 5%, tender 2/15/11 (b)	4,900	4,961
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	3,400	3,887
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,470	1,474
Series 1999 B, 5.625% 7/15/21	930	933
Series 2008 B, 5.25% 7/15/23	1,000	1,148
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,371
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,300
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	3,026
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,185
Waller Independent School District:
5.5% 2/15/26	3,220	3,716
5.5% 2/15/33	4,160	4,644
5.5% 2/15/37	4,820	5,309
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
White Settlement Independent School District Series 2004, 5.75% 8/15/34	$ 1,250	$ 1,306
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	736
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,093
Series 2005, 5% 8/15/23	1,745	1,934
		548,874
Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,682
5% 8/15/18	2,500	2,833
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,192
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,632
		18,339
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,214
6.125% 12/1/27 (AMBAC Insured)	2,800	2,848
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,062
5% 12/1/14 (FSA Insured)	1,200	1,316
5% 12/1/15 (FSA Insured)	1,000	1,104
		7,544
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,516
5% 10/1/14	3,000	3,283
		6,799
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	7,500	7,685
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (e)	$ 2,750	$ 2,757
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	2,200	2,292
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	12,000	13,257
Peninsula Port Auth. Coal Term. Rev. Bonds (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (b)	5,000	5,169
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	2,500	2,681
		33,841
Washington - 2.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,482
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,273
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,151
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	1,000	1,098
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,407
Clark County Pub. Util. District #1 Elec. Rev. Series 2002 B, 5.25% 1/1/11 (FSA Insured)	1,715	1,735
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,249
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,365
Series 2006 A, 5% 7/1/13	5,000	5,571
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	155
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,038
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,000	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009, 5% 12/1/18	$ 8,690	$ 10,397
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,637
Series 2009, 5.25% 1/1/42	1,900	2,069
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,477
5% 12/1/19	1,385	1,619
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,108
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,095
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,304
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,599
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,986
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (f)	3,000	3,036
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (f)	11,200	11,333
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,616
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,758
5% 8/15/16	2,500	2,767
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,268
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,208
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	$ 3,000	$ 3,013
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B, 0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,922
		111,526
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	983
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,603
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,482
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,151
		7,219
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (f)	1,195	1,280
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (f)	1,300	1,423
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,024
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,028
Series 2008 D, 5.5% 5/1/26	1,100	1,280
Series 2010 1, 5% 5/1/20	2,305	2,765
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,086
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	893
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,903
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	$ 1,000	$ 1,085
Series 2003 A, 5.5% 8/15/14	1,775	1,908
Series 2006 A, 5% 8/15/12	4,795	4,995
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (f)	10,655	11,511
		33,329
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,478
TOTAL MUNICIPAL BONDS (Cost $4,348,207)		4,588,107
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $10,600)	10,600	10,879
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.31% (c)(d) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $4,379,550)		4,619,729
NET OTHER ASSETS (LIABILITIES) - 3.2%		151,291
NET ASSETS - 100%		$ 4,771,020
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 41
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,598,986	$ -	$ 4,598,986	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,619,729	$ 20,743	$ 4,598,986	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $4,379,475,000. Net unrealized appreciation aggregated $240,254,000, of which $244,345,000 related to appreciated investment securities and $4,091,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

September 30, 2010

1.808788.106

FSN-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.9%
		Principal Amount (000s) (c)	Value (000s)
Convertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 10,541	$ 16,635
Hotels, Restaurants & Leisure - 0.0%
MGM Mirage, Inc. 4.25% 4/15/15 (f)		4,075	3,762
TOTAL CONSUMER DISCRETIONARY			20,397
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	1,915
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15		15,010	16,874
Chesapeake Energy Corp. 2.5% 5/15/37		15,000	13,130
Massey Energy Co. 3.25% 8/1/15		26,240	23,194
			53,198
TOTAL ENERGY			55,113
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		12,700	12,739
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		23,100	22,407
TOTAL CONVERTIBLE BONDS			110,656
Nonconvertible Bonds - 34.5%
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		3,480	3,558
10.75% 8/15/16 (f)		650	715
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)		1,610	1,678
Lear Corp.:
7.875% 3/15/18		1,240	1,311
8.125% 3/15/20		1,375	1,464
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,210	2,475
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Stoneridge, Inc. 9.5% 10/15/17 (f)		$ 2,080	$ 2,142
Tenneco, Inc.:
7.75% 8/15/18 (f)		1,360	1,399
8.125% 11/15/15		970	1,015
8.625% 11/15/14		9,524	9,762
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,845	4,383
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,875	4,948
TRW Automotive, Inc.:
7% 3/15/14 (f)		280	295
7.25% 3/15/17 (f)		200	213
8.875% 12/1/17 (f)		1,385	1,524
			36,882
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (b)		7,758	2,405
7.7% 4/15/16 (b)		4,820	1,506
			3,911
Diversified Consumer Services - 0.1%
Mac-Gray Corp. 7.625% 8/15/15		850	827
Visant Corp. 10% 10/1/17 (f)		4,380	4,599
			5,426
Hotels, Restaurants & Leisure - 1.5%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		3,930	4,018
Harrah's Escrow Corp. 12.75% 4/15/18 (f)		6,880	6,398
Harrah's Operating Co., Inc. 11.25% 6/1/17		8,020	8,762
Landry's Restaurants, Inc. 11.625% 12/1/15		1,235	1,303
MCE Finance Ltd. 10.25% 5/15/18 (f)		6,970	7,763
MGM Mirage, Inc.:
5.875% 2/27/14		3,265	2,775
6.625% 7/15/15		10,330	8,651
6.75% 4/1/13		1,810	1,647
6.875% 4/1/16		2,550	2,110
7.5% 6/1/16		6,345	5,346
7.625% 1/15/17		4,685	3,982
9% 3/15/20 (f)		3,120	3,338
10.375% 5/15/14		1,235	1,374
11.125% 11/15/17		10,835	12,366
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		$ 3,265	$ 1,800
11.5% 11/1/17 (f)		6,275	5,616
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)		4,725	4,867
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,380	980
Station Casinos, Inc.:
6% 4/1/12 (b)		7,970	1
6.5% 2/1/14 (b)		9,994	25
6.625% 3/15/18 (b)		10,340	26
6.875% 3/1/16 (b)		10,977	27
7.75% 8/15/16 (b)		12,080	1
Town Sports International Holdings, Inc. 11% 2/1/14		5,231	4,956
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		13,300	13,716
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		770	347
12.75% 1/15/13 (b)		1,435	2
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		863	470
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (f)		15,965	17,003
			119,670
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		2,685	2,960
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		5,455	5,421
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,220
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,257	1,411
			16,012
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)		6,855	7,215
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,345	1,463
			8,678
Media - 2.7%
AMC Entertainment, Inc. 11% 2/1/16		7,420	7,939
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		4,935	5,206
CanWest Media, Inc. 8% 9/15/12 (b)		584	610
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		$ 5,880	$ 5,998
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		5,937	7,050
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,190	1,202
5.5% 9/15/14		1,680	1,077
5.5% 12/15/16		1,595	813
5.75% 1/15/13		2,650	2,233
6.25% 3/15/11		135	134
6.875% 6/15/18		1,075	528
10.75% 8/1/16		25,925	20,286
11% 8/1/16 pay-in-kind (j)		4,041	3,036
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17		1,330	1,410
9.25% 12/15/17		11,720	12,511
EchoStar Communications Corp.:
7.125% 2/1/16		19,710	20,696
7.75% 5/31/15		12,900	13,803
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)		9,975	10,199
Gray Television, Inc. 10.5% 6/29/15		1,790	1,790
Interpublic Group of Companies, Inc. 10% 7/15/17		2,105	2,463
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,891
8.5% 7/15/29		1,730	1,669
MDC Partners, Inc. 11% 11/1/16 (f)		755	808
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	662
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		5,245	5,979
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (f)		6,595	6,547
10% 8/1/14		7,525	7,901
11.5% 5/1/16		3,900	4,431
11.625% 2/1/14		2,005	2,278
Rainbow National Services LLC:
8.75% 9/1/12 (f)		4,230	4,230
10.375% 9/1/14 (f)		6,430	6,655
Sinclair Television Group, Inc. 8.375% 10/15/18 (f)		3,175	3,199
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,000
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(j)		$ 11,645	$ 11,558
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		29,860	29,785
Univision Communications, Inc. 12% 7/1/14 (f)		14,710	16,071
			224,648
Multiline Retail - 0.2%
Sears Holdings Corp. 6.625% 10/15/18 (f)		9,780	9,780
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		5,295	5,216
			14,996
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		2,340	2,132
9.625% 6/1/15 pay-in-kind (j)		3,372	2,967
Michaels Stores, Inc.:
0% 11/1/16 (d)		400	386
10% 11/1/14		615	648
Sonic Automotive, Inc. 9% 3/15/18		8,155	8,400
			14,533
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
7.625% 5/15/20		8,365	8,637
8.875% 4/1/16		1,535	1,616
			10,253
TOTAL CONSUMER DISCRETIONARY			455,009
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		280	294
16% 3/27/12		150	137
16% 3/27/12 (f)		4,677	4,272
			4,703
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
8.625% 3/1/15		700	605
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
9.375% 12/15/15		$ 2,295	$ 1,968
9.5% 6/15/17		3,265	2,734
			5,307
Food Products - 0.1%
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		520	5
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		4,120	4,774
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		1,680	1,787
Smithfield Foods, Inc. 10% 7/15/14 (f)		4,705	5,405
			11,971
Household Products - 0.0%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		2,895	3,387
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	707
NBTY, Inc. 9% 10/1/18 (f)		4,475	4,721
Revlon Consumer Products Corp. 9.75% 11/15/15		3,450	3,588
			9,016
TOTAL CONSUMER STAPLES			34,384
ENERGY - 4.9%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,280	2,354
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,470	3,539
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		4,415	3,664
Pioneer Drilling Co. 9.875% 3/15/18 (f)		3,055	3,116
Pride International, Inc. 6.875% 8/15/20		2,775	2,997
			15,670
Oil, Gas & Consumable Fuels - 4.7%
Adaro Indonesia PT 7.625% 10/22/19 (f)		3,720	4,064
Arch Coal, Inc. 7.25% 10/1/20		1,470	1,544
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		3,570	3,954
Atlas Pipeline Partners LP 8.125% 12/15/15		7,235	7,307
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		29,260	25,237
Berry Petroleum Co.:
8.25% 11/1/16		2,670	2,737
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Berry Petroleum Co.: - continued
10.25% 6/1/14		$ 1,820	$ 2,048
Chaparral Energy, Inc.:
8.5% 12/1/15		4,240	4,134
9.875% 10/1/20 (f)		1,640	1,673
Chesapeake Energy Corp.:
6.5% 8/15/17		16,265	16,693
6.875% 11/15/20		17,670	18,730
7.25% 12/15/18		6,070	6,556
7.625% 7/15/13		2,665	2,898
9.5% 2/15/15		4,445	5,145
Concho Resources, Inc. 8.625% 10/1/17		1,850	1,949
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		3,990	4,040
CONSOL Energy, Inc.:
8% 4/1/17 (f)		5,825	6,276
8.25% 4/1/20 (f)		5,980	6,518
Continental Resources, Inc.:
7.125% 4/1/21 (f)		2,265	2,356
8.25% 10/1/19		770	839
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		4,375	4,550
Denbury Resources, Inc.:
8.25% 2/15/20		3,449	3,759
9.75% 3/1/16		1,310	1,467
Drummond Co., Inc.:
7.375% 2/15/16		2,385	2,415
9% 10/15/14 (f)		7,595	7,994
DTEK Finance BV 9.5% 4/28/15 (f)		2,885	2,979
Energy Transfer Equity LP 7.5% 10/15/20		9,100	9,555
EXCO Resources, Inc.:
7.25% 1/15/11		880	880
7.5% 9/15/18		13,700	13,545
Forest Oil Corp. 8% 12/15/11		190	201
International Coal Group, Inc. 9.125% 4/1/18		3,260	3,464
InterNorth, Inc. 9.625% 3/16/06 (b)		1,490	0
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		2,305	2,530
8.375% 7/2/13 (f)		3,025	3,350
9.125% 7/2/18 (f)		3,265	3,987
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
11.75% 1/23/15 (f)		$ 4,235	$ 5,363
LINN Energy LLC:
7.75% 2/1/21 (f)		8,655	8,709
8.625% 4/15/20 (f)		8,650	9,169
Mariner Energy, Inc.:
7.5% 4/15/13		2,305	2,389
8% 5/15/17		4,020	4,432
11.75% 6/30/16		4,055	5,099
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,585	2,801
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		2,995	3,309
Newfield Exploration Co. 6.875% 2/1/20		11,450	12,108
OPTI Canada, Inc.:
7.875% 12/15/14		6,325	4,760
8.25% 12/15/14		1,075	809
Pan American Energy LLC 7.875% 5/7/21 (f)		1,795	1,867
Peabody Energy Corp. 7.875% 11/1/26		5,250	5,828
Pemex Project Funding Master Trust 6.625% 6/15/35		2,285	2,508
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		1,600	1,816
8.375% 12/10/18		1,465	1,834
Petrohawk Energy Corp. 7.875% 6/1/15		15,785	16,535
Petroleos de Venezuela SA:
5.25% 4/12/17		9,170	5,319
5.375% 4/12/27		36,430	17,669
5.5% 4/12/37		5,015	2,319
Petroleos Mexicanos:
5.5% 1/21/21 (f)		1,725	1,839
6% 3/5/20 (f)		2,680	2,955
6.625% (f)		3,325	3,360
6.625% 6/15/35 (f)		1,430	1,569
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,590	3,644
Petroleum Development Corp. 12% 2/15/18		3,785	4,201
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	8,146
Plains Exploration & Production Co. 10% 3/1/16		8,015	9,117
Quicksilver Resources, Inc. 11.75% 1/1/16		4,200	4,925
Rosetta Resources, Inc. 9.5% 4/15/18		3,220	3,325
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,475
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. 7.5% 2/1/18		$ 2,145	$ 2,429
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17		3,605	4,191
Teekay Corp. 8.5% 1/15/20		3,285	3,564
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,394
7.5% 4/1/17		4,605	5,398
7.625% 4/1/37		1,550	1,782
8% 2/1/16		915	1,089
8.375% 6/15/32		1,570	1,901
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		2,600	2,828
Venoco, Inc. 11.5% 10/1/17		4,610	4,875
W&T Offshore, Inc. 8.25% 6/15/14 (f)		4,750	4,536
YPF SA 10% 11/2/28		5,480	6,028
			384,588
TOTAL ENERGY			400,258
FINANCIALS - 6.1%
Capital Markets - 0.1%
Bumi Investment Pte Ltd. 10.75% 10/6/17		1,350	1,350
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,130	5,245
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,010	1,648
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,245	3,237
			11,480
Commercial Banks - 1.3%
African Export-Import Bank 8.75% 11/13/14		3,455	3,896
Akbank T. A. S. 5.125% 7/22/15 (f)		4,100	4,080
Ally Financial, Inc. 7.5% 9/15/20 (f)		17,025	17,919
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	2,100	2,892
Banco Bradesco SA 5.9% 1/16/21 (f)		1,815	1,840
Banco de Credito del Peru 5.375% 9/16/20 (f)		1,820	1,841
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (f)		575	663
BanColombia SA 6.125% 7/26/20		1,785	1,852
Barclays Bank PLC 14.99% 3/18/13 (f)		3,865	4,068
CIT Group, Inc.:
7% 5/1/13		1,546	1,550
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.: - continued
7% 5/1/14		$ 2,319	$ 2,308
7% 5/1/15		2,319	2,302
7% 5/1/16		3,865	3,793
7% 5/1/17		5,412	5,290
Development Bank of Philippines 8.375% (j)		5,150	5,742
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		19,920	20,169
Export-Import Bank of India 0.73% 6/7/12 (j)	JPY	150,000	1,753
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		6,775	7,520
Intesa Sanpaolo SpA 3.75% 11/23/16	EUR	1,750	2,419
Itau Unibanco Holding SA 5.75% 1/22/21 (f)		1,815	1,820
Kazkommerts International BV 8.5% 4/16/13 (f)		4,345	4,247
KBC IFIMA NV 1.078% 12/14/15 (j)	EUR	1,000	1,239
RSHB Capital SA 9% 6/11/14 (f)		1,400	1,603
SNS Bank NV 3.5% 9/28/20	EUR	1,400	1,918
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		3,035	2,944
US Bank NA 4.375% 2/28/17 (j)	EUR	1,250	1,691
Wells Fargo & Co. 7.98% (j)		1,675	1,776
			109,135
Consumer Finance - 1.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,290	1,109
Ford Motor Credit Co. LLC:
6.625% 8/15/17		8,625	9,164
7% 10/1/13		4,300	4,613
7.25% 10/25/11		9,980	10,476
7.375% 2/1/11		620	631
7.5% 8/1/12		7,875	8,387
8% 6/1/14		4,190	4,605
12% 5/15/15		10,075	12,669
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	10,935
8% 11/1/31		6,005	6,320
GMAC LLC:
6% 4/1/11		1,200	1,202
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GMAC LLC: - continued
6.75% 12/1/14		$ 3,485	$ 3,633
8% 11/1/31		62,079	66,269
			140,013
Diversified Financial Services - 2.4%
Azovstal Capital BV 9.125% 2/28/11		1,400	1,412
Bank of America Corp.:
4% 3/28/18 (j)	EUR	2,700	3,543
8% (j)		4,410	4,526
8.125% (j)		6,040	6,221
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		1,855	1,860
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	1,300	1,697
Broadgate PLC 1.5316% 10/5/25 (j)	GBP	565	728
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (f)		2,635	2,747
8.125% 4/30/20 (f)		6,280	6,673
City of Buenos Aires 12.5% 4/6/15 (f)		6,795	7,298
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	196	359
8.151% 12/31/30	GBP	390	797
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,320	1,538
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,305	2,288
GMAC, Inc. 8% 3/15/20 (f)		22,970	25,152
Greene King Finance PLC Series A1, 1.1047% 6/15/31 (j)	GBP	1,000	1,194
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		15,520	15,617
8% 1/15/18		21,550	21,685
Imperial Tobacco Finance 7.75% 6/24/19	GBP	1,100	2,128
Ineos Finance PLC 9% 5/15/15 (f)		2,410	2,524
International Lease Finance Corp.:
5.625% 9/20/13		6,115	6,000
5.65% 6/1/14		7,589	7,361
6.375% 3/25/13		3,843	3,862
6.625% 11/15/13		15,866	15,985
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		2,855	2,655
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
LBI Escrow Corp. 8% 11/1/17 (f)		$ 6,405	$ 6,990
Myriad International Holding BV 6.375% 7/28/17 (f)		2,970	3,093
NCO Group, Inc. 11.875% 11/15/14		1,985	1,787
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)		7,520	7,934
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		1,615	1,728
TMK Capital SA 10% 7/29/11		5,600	5,818
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		3,860	4,362
UPC Germany GmbH 8.125% 12/1/17 (f)		6,420	6,661
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	530	733
4.375% 5/19/14	EUR	975	1,396
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)		12,841	13,335
			199,687
Insurance - 0.2%
American International Group, Inc.:
5.45% 5/18/17		3,840	3,907
5.85% 1/16/18		1,340	1,387
8.25% 8/15/18		4,540	5,289
AXA SA 5.25% 4/16/40 (j)	EUR	1,750	2,370
USI Holdings Corp. 4.2513% 11/15/14 (f)(j)		823	701
			13,654
Real Estate Investment Trusts - 0.2%
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)		3,180	3,160
7.5% 2/15/20 (f)		4,325	4,541
Senior Housing Properties Trust 8.625% 1/15/12		3,610	3,809
			11,510
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		5,340	6,181
Realogy Corp.:
10.5% 4/15/14		3,691	3,156
11.75% 4/15/14 pay-in-kind (j)		4,041	3,233
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		$ 755	$ 800
Ventas Realty LP 6.5% 6/1/16		775	806
			14,176
TOTAL FINANCIALS			499,655
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		1,380	1,473
Health Care Providers & Services - 1.3%
Apria Healthcare Group, Inc. 11.25% 11/1/14		6,320	6,952
Capella Healthcare, Inc. 9.25% 7/1/17 (f)		3,120	3,338
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (j)		3,619	3,637
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,730
DASA Finance Corp. 8.75% 5/29/18 (f)		2,625	2,940
Gentiva Health Services, Inc. 11.5% 9/1/18 (f)		5,050	5,429
HCA, Inc.:
5.75% 3/15/14		2,795	2,767
6.25% 2/15/13		1,385	1,409
6.375% 1/15/15		910	905
6.5% 2/15/16		3,410	3,393
6.75% 7/15/13		1,390	1,418
7.25% 9/15/20		21,345	22,786
9.125% 11/15/14		6,635	6,967
9.25% 11/15/16		14,550	15,714
HealthSouth Corp. 8.125% 2/15/20		6,585	6,815
InVentiv Health, Inc. 10% 8/15/18 (f)		795	793
LifePoint Hospitals, Inc. 6.625% 10/1/20 (f)		3,620	3,701
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,395	4,516
Rhoen-Klinikum AG 3.875% 3/11/16	EUR	1,300	1,819
Rotech Healthcare, Inc. 10.75% 10/15/15 (f)		2,005	1,995
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,643
Sun Healthcare Group, Inc. 9.125% 4/15/15		290	306
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		662	687
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
UHS Escrow Corp. 7% 10/1/18 (f)		$ 910	$ 937
United Surgical Partners International, Inc. 8.875% 5/1/17		705	719
			103,316
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		5,110	5,046
Leiner Health Products, Inc. 11% 6/1/12 (b)		2,435	146
Mylan, Inc.:
7.625% 7/15/17 (f)		3,540	3,770
7.875% 7/15/20 (f)		6,390	6,869
			15,831
TOTAL HEALTH CARE			120,620
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	548
12% 11/1/14 pay-in-kind		1,283	1,253
DigitalGlobe, Inc. 10.5% 5/1/14		2,305	2,582
GeoEye, Inc. 9.625% 10/1/15		910	996
			5,379
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (f)		3,960	4,029
American Airlines, Inc. equipment trust certificate 13% 8/1/16		3,771	4,449
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		4,966	5,909
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		724	695
Continental Airlines, Inc. 7.25% 11/10/19		4,520	4,927
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	0
9.5% 9/15/14 (f)		1,213	1,313
10% 8/15/08 (a)		1,130	0
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,914	8,270
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates: - continued
8.021% 8/10/22		$ 3,680	$ 3,708
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	0
8.875% 6/1/06 (a)		1,240	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,928	1,947
8.028% 11/1/17		735	742
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,900	2,062
12% 11/1/13 (f)		3,030	3,356
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,209	8,056
			49,463
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		9,602	10,227
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. 10.625% 3/15/15		520	581
Browning-Ferris Industries, Inc. 9.25% 5/1/21		250	319
Casella Waste Systems, Inc. 11% 7/15/14		1,275	1,390
Cenveo Corp. 10.5% 8/15/16 (f)		2,355	2,408
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		3,105	3,361
Garda World Security Corp. 9.75% 3/15/17 (f)		2,020	2,151
International Lease Finance Corp.:
4.75% 1/13/12		2,210	2,210
5% 9/15/12		2,405	2,393
6.5% 9/1/14 (f)		4,050	4,313
6.75% 9/1/16 (f)		4,050	4,323
7.125% 9/1/18 (f)		8,100	8,667
8.625% 9/15/15 (f)		7,205	7,709
8.75% 3/15/17 (f)		10,810	11,648
Iron Mountain, Inc. 6.625% 1/1/16		14,115	14,186
The Geo Group, Inc. 7.75% 10/15/17 (f)		2,520	2,665
			68,324
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (f)		$ 1,680	$ 1,798
Odebrecht Overseas Ltd. 9.625%		1,455	1,451
			3,249
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		610	619
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	878
			1,497
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (f)		9,320	9,949
13.5% 12/1/15 pay-in-kind (f)		3,704	4,009
			13,958
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18 (f)		570	599
ArvinMeritor, Inc. 10.625% 3/15/18		1,895	2,094
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,459
Cummins, Inc. 7.125% 3/1/28		1,825	2,057
Navistar International Corp. 8.25% 11/1/21		8,035	8,557
Terex Corp. 10.875% 6/1/16		4,115	4,712
			19,478
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		2,240	2,352
9.5% 12/15/14		4,620	4,712
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,570
			9,634
Road & Rail - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18		2,205	2,321
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,500	1,560
7.625% 12/1/13		1,540	1,598
12.5% 4/1/16		8,660	10,392
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (f)		1,170	1,212
Western Express, Inc. 12.5% 4/15/15 (f)		2,875	2,760
			19,843
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Aircastle Ltd. 9.75% 8/1/18 (f)		$ 7,995	$ 8,295
Penhall International Corp. 12% 8/1/14 (b)(f)		1,360	816
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)		8,931	9,288
			18,399
Transportation Infrastructure - 0.1%
Trico Shipping AS 11.875% 11/1/14 (f)		8,170	7,292
TOTAL INDUSTRIALS			226,743
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.3%
Avaya, Inc. 9.75% 11/1/15		960	910
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,010	1,045
6.875% 1/15/20		1,860	1,925
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		2,770	2,867
Lucent Technologies, Inc.:
6.45% 3/15/29		18,085	13,157
6.5% 1/15/28		7,515	5,430
ViaSat, Inc. 8.875% 9/15/16		1,190	1,279
			26,613
Electronic Equipment & Components - 0.1%
Reddy Ice Corp.:
11.25% 3/15/15		4,145	4,300
13.25% 11/1/15		4,311	3,880
			8,180
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		7,325	7,819
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		3,575	3,262
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (f)		2,600	2,789
7.875% 7/15/20 (f)		3,465	3,751
SunGard Data Systems, Inc. 9.125% 8/15/13		6,770	6,939
Unisys Corp.:
12.5% 1/15/16		2,625	2,927
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp.: - continued
12.75% 10/15/14 (f)		$ 377	$ 437
14.25% 9/15/15 (f)		302	362
			20,467
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (f)		1,440	1,494
8.125% 12/15/17		3,100	3,286
Amkor Technology, Inc. 7.375% 5/1/18 (f)		3,160	3,192
Avago Technologies Finance Ltd. 11.875% 12/1/15		5,285	5,681
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (f)		2,105	2,231
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		2,210	0
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		2,955	3,140
Spansion LLC 11.25% 1/15/16 (b)(f)		3,550	3,310
Viasystems, Inc. 12% 1/15/15 (f)		3,575	3,901
			26,235
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		790	561
TOTAL INFORMATION TECHNOLOGY			89,875
MATERIALS - 2.8%
Chemicals - 0.8%
Ashland, Inc. 9.125% 6/1/17		2,000	2,288
Berry Plastics Corp. 8.25% 11/15/15		4,100	4,172
Braskem Finance Ltd. 7% 5/7/20 (f)		1,735	1,839
Chemtura Corp. 6.875% 6/1/16 (b)		970	1,116
Ferro Corp. 7.875% 8/15/18		1,135	1,173
Georgia Gulf Corp. 9% 1/15/17 (f)		9,670	10,154
MacDermid, Inc. 9.5% 4/15/17 (f)		450	470
Momentive Performance Materials, Inc.:
9.75% 12/1/14		10,505	10,754
10.125% 12/1/14 pay-in-kind (j)		6,958	7,028
11.5% 12/1/16		9,180	9,157
NOVA Chemicals Corp.:
3.7476% 11/15/13 (j)		1,030	981
6.5% 1/15/12		4,615	4,788
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
OXEA Finance & Cy SCA 9.5% 7/15/17 (f)		$ 3,310	$ 3,554
PolyOne Corp. 7.375% 9/15/20		1,645	1,690
Solutia, Inc.:
7.875% 3/15/20		1,955	2,131
8.75% 11/1/17		975	1,065
Sterling Chemicals, Inc. 10.25% 4/1/15		1,440	1,447
TPC Group LLC 8.25% 10/1/17 (f)		1,965	2,009
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		2,900	2,679
			68,495
Construction Materials - 0.1%
Headwaters, Inc. 11.375% 11/1/14		910	969
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,250	2,183
			3,152
Containers & Packaging - 0.4%
AEP Industries, Inc. 7.875% 3/15/13		920	929
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		1,070	1,070
9.125% 10/15/20 (f)		3,765	3,765
Berry Plastics Holding Corp.:
4.1672% 9/15/14 (j)		505	434
8.875% 9/15/14		4,345	4,215
BWAY Holding Co. 10% 6/15/18 (f)		2,265	2,463
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	3,861
7.5% 12/15/96		4,010	3,088
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		1,035	0
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		5,175	0
Temple-Inland, Inc.:
6.625% 1/15/16		130	138
7.875% 5/1/12		2,955	3,174
Vitro SAB de CV:
8.625% 2/1/12 (b)		23,955	11,379
9.125% 2/1/17 (b)		2,000	950
			35,466
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (f)		$ 30	$ 141
9.75% 12/15/14 pay-in-kind (b)(j)		2,510	6
CSN Islands XI Corp. 6.875% 9/21/19 (f)		3,835	4,171
Edgen Murray Corp. 12.25% 1/15/15		7,655	5,531
Evraz Group SA 8.875% 4/24/13 (f)		7,225	7,731
FMG Finance Property Ltd.:
10% 9/1/13 (f)		4,270	4,782
10.625% 9/1/16 (f)		29,930	36,814
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17		11,005	12,284
Gerdau Trade, Inc. 5.75% 1/30/21 (f)		1,840	1,862
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		3,450	3,114
Metinvest BV 10.25% 5/20/15 (f)		2,780	2,933
Novelis, Inc. 11.5% 2/15/15		1,010	1,141
RathGibson, Inc. 11.25% 2/15/14 (b)		2,502	27
Severstal Columbus LLC 10.25% 2/15/18 (f)		6,220	6,531
Southern Copper Corp. 6.75% 4/16/40		2,850	3,050
Teck Resources Ltd.:
9.75% 5/15/14		1,870	2,306
10.25% 5/15/16		3,682	4,474
10.75% 5/15/19		3,451	4,346
			101,244
Paper & Forest Products - 0.3%
ABI Escrow Corp. 10.25% 10/15/18 (f)		15,250	15,669
Glatfelter 7.125% 5/1/16		510	520
NewPage Corp.:
6.7156% 5/1/12 (j)		2,460	1,119
11.375% 12/31/14		4,155	3,760
Solo Cup Co. 8.5% 2/15/14		1,770	1,513
Stone Container Corp. 8.375% 7/1/12 (b)		2,665	0
			22,581
TOTAL MATERIALS			230,938
TELECOMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 5.1%
Alestra SA de RL de CV 11.75% 8/11/14		4,095	4,597
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
7.125% 3/15/19		$ 2,415	$ 2,475
7.875% 1/15/27		2,505	2,467
9% 8/15/31		3,545	3,780
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		19,978	21,576
Frontier Communications Corp.:
8.25% 4/15/17		7,110	7,697
8.5% 4/15/20		14,560	15,834
8.75% 4/15/22		7,695	8,493
Global Crossing Ltd. 12% 9/15/15		22,035	24,900
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,760	1,934
Intelsat Bermuda Ltd.:
11.25% 2/4/17		38,019	40,870
12% 2/4/17 pay-in-kind (j)		38,075	40,811
Intelsat Corp.:
9.25% 8/15/14		4,305	4,445
9.25% 6/15/16		7,325	7,801
Intelsat Ltd. 11.25% 6/15/16		20,070	21,826
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		4,920	5,240
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		5,915	6,181
7.5% 2/15/14		2,255	2,300
Series B 7.5% 2/15/14		1,310	1,336
Qwest Corp. 8.375% 5/1/16		6,780	8,043
Sprint Capital Corp.:
6.875% 11/15/28		66,310	60,674
6.9% 5/1/19		13,254	13,320
8.75% 3/15/32		56,529	59,355
Telemar Norte Leste SA 5.5% 10/23/20 (f)		1,735	1,759
U.S. West Communications:
6.875% 9/15/33		2,265	2,237
7.25% 9/15/25		420	441
7.25% 10/15/35		1,205	1,190
7.5% 6/15/23		360	362
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)		$ 31,190	$ 34,933
12% 12/1/15 (f)		10,215	10,828
			417,705
Wireless Telecommunication Services - 2.9%
Clearwire Escrow Corp. 12% 12/1/15 (f)		3,805	4,109
Digicel Group Ltd.:
8.875% 1/15/15 (f)		19,575	19,918
9.125% 1/15/15 pay-in-kind (f)(j)		12,859	13,084
10.5% 4/15/18 (f)		27,765	30,125
12% 4/1/14 (f)		11,685	13,496
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		3,755	4,074
9.5% 6/15/16		16,115	17,162
11.5% 6/15/16		4,145	4,508
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		17,225	17,420
8.875% 1/15/15		10,070	10,422
Millicom International Cellular SA 10% 12/1/13		21,260	21,871
Mobile Telesystems Finance SA 8% 1/28/12 (f)		2,186	2,306
MTS International Funding Ltd. 8.625% 6/22/20 (f)		3,495	4,019
Nextel Communications, Inc.:
5.95% 3/15/14		7,845	7,806
7.375% 8/1/15		4,350	4,372
NII Capital Corp. 10% 8/15/16		15,385	17,500
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		9,235	8,912
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		10,314	9,953
Sprint Nextel Corp. 6% 12/1/16		16,777	16,567
Telecom Personal SA 9.25% 12/22/10 (f)		4,440	4,529
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		4,150	4,306
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		5,345	5,779
			242,238
TOTAL TELECOMMUNICATION SERVICES			659,943
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.5%
Electric Utilities - 0.4%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		$ 2,700	$ 3,152
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		1,010	1,068
Intergen NV 9% 6/30/17 (f)		15,930	16,846
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		4,700	5,487
7.75% 1/20/20 (f)		3,085	3,694
8% 8/7/19 (f)		2,055	2,481
National Power Corp. 6.875% 11/2/16 (f)		1,940	2,270
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (j)		1,744	928
			35,926
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,985	4,304
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	9,240
8% 3/1/32		6,265	7,351
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		4,095	4,013
			24,908
Independent Power Producers & Energy Traders - 0.6%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		7,860	7,880
10.875% 11/1/17		8,394	4,994
12% 11/1/17 pay-in-kind (j)		1,264	530
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20		24,941	24,816
Enron Corp.:
Series A, 8.375% 5/23/05 (b)		3,980	0
6.4% 7/15/06 (b)		5,595	0
6.625% 11/15/05 (b)		3,510	0
6.725% 11/17/08 (b)(j)		1,090	0
6.75% 8/1/09 (b)		880	0
6.875% 10/15/07 (b)		2,120	0
6.95% 7/15/28 (b)		1,920	0
7.125% 5/15/07 (b)		375	0
7.375% 5/15/19 (b)		2,200	0
7.875% 6/15/03 (b)		375	0
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
9.125% 4/1/03 (b)		$ 80	$ 0
9.875% 6/5/03 (b)		345	0
GenOn Escrow Corp.:
9.5% 10/15/18 (f)		2,965	2,869
9.875% 10/15/20 (f)		985	948
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		2,505	3,025
7.39% 12/2/24 (f)		2,565	3,168
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,265	1,252
			49,482
Multi-Utilities - 0.2%
NiSource Finance Corp. 10.75% 3/15/16		11,340	14,985
Utilicorp United, Inc. 7.95% 2/1/11 (e)		50	51
			15,036
TOTAL UTILITIES			125,352
TOTAL NONCONVERTIBLE BONDS			2,842,777
TOTAL CORPORATE BONDS (Cost $2,728,399)			2,953,433
U.S. Government and Government Agency Obligations - 22.0%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
1% 9/23/13		4,350	4,367
1.125% 7/30/12		6,670	6,743
1.25% 8/20/13		9,200	9,308
Federal Home Loan Bank:
0.875% 8/22/12		4,870	4,901
1.5% 1/16/13		11,800	12,030
1.875% 6/21/13		28,130	28,986
3.625% 10/18/13		6,640	7,206
Freddie Mac:
1.75% 6/15/12		53,749	54,905
4.125% 12/21/12		3,730	4,016
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.5% 1/15/14		$ 2,102	$ 2,342
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		13,560	16,734
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,360
5.685% 5/15/12		1,765	1,913
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		502	535
Tennessee Valley Authority:
4.625% 9/15/60		6,890	7,218
5.25% 9/15/39		5,000	5,802
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			169,366
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes 3% 7/15/12		101,190	107,493
U.S. Treasury Obligations - 16.6%
U.S. Treasury Bonds:
3.5% 2/15/39		60,035	58,065
3.875% 8/15/40		80,547	83,253
4.375% 11/15/39		2,160	2,423
5.25% 2/15/29		26,655	33,689
6.25% 8/15/23		17,000	23,022
7.5% 11/15/16		21,120	28,286
7.5% 11/15/24		9,329	14,141
7.875% 2/15/21		5,350	7,929
8% 11/15/21		7,600	11,463
9.875% 11/15/15		7,956	11,336
U.S. Treasury Notes:
0.375% 8/31/12		10,800	10,791
0.75% 8/15/13		1,958	1,965
0.75% 9/15/13		1,002	1,005
1.125% 12/15/12		56,250	57,045
1.25% 8/31/15		12,400	12,400
1.5% 12/31/13		83,853	85,956
1.75% 4/15/13 (q)		79,328	81,732
1.75% 7/31/15		22,000	22,535
1.875% 4/30/14		1,503	1,559
1.875% 6/30/15		4,929	5,080
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 9/30/17		$ 35,000	$ 34,934
2.375% 8/31/14		20,300	21,423
2.375% 9/30/14		22,784	24,053
2.375% 10/31/14		19,649	20,742
2.5% 3/31/15		56,676	60,108
2.5% 4/30/15		24,501	25,979
2.625% 7/31/14		64,920	69,120
2.625% 4/30/16		25,590	27,149
2.625% 8/15/20		42,630	43,023
2.75% 11/30/16		10,000	10,628
2.75% 2/15/19		14,902	15,461
3% 2/28/17		15,000	16,136
3.125% 9/30/13		25,600	27,484
3.125% 10/31/16		81,249	88,206
3.125% 1/31/17		25,536	27,677
3.125% 5/15/19		58,215	61,876
3.375% 6/30/13		22,261	23,972
3.5% 2/15/18		3,580	3,955
3.5% 5/15/20		13,070	14,188
3.625% 8/15/19		22,295	24,521
3.75% 11/15/18		33,055	36,931
3.875% 5/15/18		17,084	19,293
4% 8/15/18		11,895	13,528
4.25% 11/15/17		40,210	46,534
4.5% 5/15/17		48,040	56,162
TOTAL U.S. TREASURY OBLIGATIONS			1,366,758
Other Government Related - 2.1%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (g)		2,494	2,556
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (g)		8,000	8,196
1.875% 5/7/12 (FDIC Guaranteed) (g)		19,000	19,398
1.875% 6/4/12 (FDIC Guaranteed) (g)		15,000	15,323
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		16,000	16,406
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,141	6,295
2% 3/30/12 (FDIC Guaranteed) (g)		8,000	8,169
2.125% 7/12/12 (FDIC Guaranteed) (g)		1,406	1,445
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (g)		$ 22,315	$ 22,925
2.125% 12/21/12 (FDIC Guaranteed) (g)		12,000	12,382
2.625% 12/28/12 (FDIC Guaranteed) (g)		4,680	4,880
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,215
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		19,849	20,306
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (g)		5,210	5,358
3.125% 12/1/11 (FDIC Guaranteed) (g)		520	536
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		23,089	23,845
TOTAL OTHER GOVERNMENT RELATED			171,235
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,742,604)			1,814,852
U.S. Government Agency - Mortgage Securities - 3.3%

Fannie Mae - 2.2%
1.925% 11/1/35 (j)		831	859
2.071% 7/1/35 (j)		348	362
2.122% 9/1/33 (j)		764	789
2.217% 10/1/34 (j)		1,132	1,174
2.229% 7/1/35 (j)		648	670
2.425% 5/1/35 (j)		410	430
2.566% 6/1/36 (j)		58	61
2.58% 10/1/35 (j)		110	114
2.639% 7/1/35 (j)		461	487
2.73% 11/1/33 (j)		186	196
2.731% 5/1/35 (j)		1,462	1,541
2.764% 9/1/34 (j)		590	617
2.776% 1/1/35 (j)		394	412
2.803% 11/1/36 (j)		68	72
2.814% 2/1/35 (j)		2,026	2,127
2.839% 9/1/36 (j)		242	254
2.842% 7/1/35 (j)		1,002	1,052
2.888% 9/1/35 (j)		1,403	1,477
2.91% 3/1/33 (j)		230	241
3% 9/1/25 (h)		9,500	9,636
3.031% 7/1/35 (j)		364	381
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Fannie Mae - continued
3.06% 4/1/36 (j)		$ 539	$ 568
3.097% 11/1/36 (j)		376	397
3.142% 8/1/35 (j)		1,167	1,235
3.261% 10/1/37 (j)		458	480
3.303% 10/1/35 (j)		2,134	2,231
3.5% 10/1/25 (h)(i)		34,000	35,085
3.5% 10/1/25 (h)(i)		39,000	40,244
3.5% 11/1/25 (h)		61,000	62,751
3.5% 10/1/40 (h)		9,000	9,066
3.527% 6/1/47 (j)		211	220
3.636% 2/1/37 (j)		870	911
4% 9/1/13		284	296
5% 2/1/14 to 4/1/22 (h)		561	596
5.034% 2/1/34 (j)		708	740
5.539% 9/1/35 (j)		942	998
5.57% 2/1/36 (j)		151	157
5.597% 4/1/36 (j)		956	998
5.762% 5/1/36 (j)		189	197
6% 6/1/16 to 10/1/16		176	190
6.186% 3/1/37 (j)		175	187
6.5% 5/1/12 to 9/1/32		2,445	2,706
TOTAL FANNIE MAE			183,205
Freddie Mac - 0.3%
1.79% 3/1/37 (j)		987	1,017
1.866% 5/1/37 (j)		178	184
1.932% 3/1/35 (j)		283	291
2.414% 6/1/33 (j)		485	506
2.416% 5/1/37 (j)		1,571	1,653
2.452% 5/1/37 (j)		1,050	1,100
2.535% 6/1/37 (j)		428	451
2.545% 10/1/35 (j)		605	633
2.613% 12/1/33 (j)		938	985
2.625% 5/1/35 (j)		892	937
2.639% 7/1/35 (j)		563	589
2.865% 9/1/35 (j)		249	261
3.022% 7/1/35 (j)		341	360
3.065% 1/1/36 (j)		1,208	1,271
3.137% 1/1/35 (j)		1,243	1,304
3.152% 4/1/37 (j)		169	177
3.403% 3/1/37 (j)		165	171
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Freddie Mac - continued
3.513% 10/1/36 (j)		$ 626	$ 652
3.706% 5/1/37 (j)		119	125
3.948% 12/1/36 (j)		2,174	2,269
4.195% 4/1/34 (j)		4,038	4,228
4.317% 2/1/36 (j)		114	120
4.5% 8/1/33		466	490
4.692% 4/1/35 (j)		1,174	1,244
4.76% 1/1/37 (j)		598	625
5.084% 1/1/36 (j)		113	117
5.138% 4/1/35 (j)		52	55
5.183% 10/1/35 (j)		80	85
5.228% 2/1/36 (j)		34	36
5.527% 1/1/36 (j)		360	375
5.54% 3/1/36 (j)		1,636	1,697
6.009% 6/1/37 (j)		59	62
6.105% 6/1/37 (j)		137	145
6.194% 7/1/36 (j)		193	203
6.29% 8/1/37 (j)		340	357
6.431% 2/1/37 (j)		128	134
6.5% 5/1/11 to 3/1/22		3,444	3,738
7.22% 4/1/37 (j)		8	8
TOTAL FREDDIE MAC			28,655
Ginnie Mae - 0.8%
5.492% 4/20/60 (n)		8,104	9,166
5.5% 1/20/60 to 3/20/60 (n)		36,996	41,659
5.691% 10/20/59 (n)		11,954	13,359
TOTAL GINNIE MAE			64,184
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $270,731)			276,044
Asset-Backed Securities - 0.1%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.148% 3/25/17 (j)	EUR	917	1,100
Auto ABS Compartiment Series 2006-1 Class B, 1.134% 7/25/17 (j)	EUR	500	650
Clock Finance BV Series 2007-1:
Class B2, 1.111% 2/25/15 (j)	EUR	600	736
Asset-Backed Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Clock Finance BV Series 2007-1: - continued
Class C2, 1.291% 2/25/15 (j)	EUR	300	$ 356
Geldilux Ltd. Series 2007-TS Class C, 1.297% 9/8/14 (j)	EUR	350	371
Lambda Finance BV Series 2007-1X Class A2, 1.039% 9/20/31 (j)	EUR	321	422
Leek Finance PLC:
Series 17X Class A2A, 0.8714% 12/21/37 (j)	GBP	133	203
Series 18X Class BC, 1.279% 9/21/38 (j)	EUR	600	709
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.55% 3/10/17 (j)	EUR	1,000	351
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	88
TOTAL ASSET-BACKED SECURITIES (Cost $6,436)			4,986
Collateralized Mortgage Obligations - 2.6%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.168% 2/17/52 (j)	EUR	650	849
Gracechurch Mortgage Financing PLC Series 2006-1 Class C3, 1.164% 11/20/56 (j)	EUR	1,200	1,589
Granite Mortgages PLC 1.0514% 3/20/44 (j)	GBP	243	358
Shield BV Series 1 Class C, 1.251% 1/20/14 (j)	EUR	900	1,185
TOTAL PRIVATE SPONSOR			3,981
U.S. Government Agency - 2.5%
Fannie Mae:
floater:
Series 2006-56 Class PF, 0.6063% 7/25/36 (j)		6,431	6,439
Series 2010-111 Class AF, 0.665% 10/25/40 (j)		10,460	10,467
Series 2006-127 Class FD, 0.5363% 7/25/36 (j)		5,746	5,723
Series 2006-44 Class FK, 0.6863% 6/25/36 (j)		2,144	2,146
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2005-38 Class F, 0.5563% 5/25/35 (j)		10,875	10,843
Series 2005-56 Class F, 0.5463% 7/25/35 (j)		8,570	8,537
Series 2006-50 Class BF, 0.6563% 6/25/36 (j)		6,616	6,612
Series 2006-79 Class PF, 0.6563% 8/25/36 (j)		4,414	4,413
Series 2010-86 Class FE, 0.7063% 8/25/25 (j)		3,804	3,822
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		$ 100	$ 107
Series 2003-113 Class PE, 4% 11/25/18		1,360	1,472
Series 2003-70 Class BJ, 5% 7/25/33		815	904
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,873
Series 2004-81 Class KD, 4.5% 7/25/18		2,721	2,911
Series 2005-52 Class PB, 6.5% 12/25/34		1,300	1,407
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		343	376
Series 2004-95 Class AN, 5.5% 1/25/25		1,150	1,242
Series 2005-117, Class JN, 4.5% 1/25/36		735	785
Series 2005-29 Class KA, 4.5% 2/25/35		3,376	3,576
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,470
Series 2003-79 Class FC, 0.7063% 8/25/33 (j)		4,540	4,552
Series 2008-76 Class EF, 0.7563% 9/25/23 (j)		2,498	2,505
Freddie Mac:
floater Series 237 Class F16, 0.7573% 5/15/36 (j)		4,366	4,369
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		199	219
Series 2115 Class PE, 6% 1/15/14		57	60
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.7573% 1/15/30 (j)		629	629
Series 2630 Class FL, 0.7573% 6/15/18 (j)		92	93
Series 3247 Class F, 0.6073% 8/15/36 (j)		6,272	6,252
Series 3255 Class FC, 0.5573% 12/15/36 (j)		6,974	6,942
Series 3279 Class FB, 0.5773% 2/15/37 (j)		1,957	1,953
Series 3325 Class NF, 0.5573% 8/15/35 (j)		7,043	7,021
Series 3346 Class FA, 0.4873% 2/15/19 (j)		12,508	12,510
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		380	415
Series 2381 Class OG, 5.5% 11/15/16		273	297
Series 2425 Class JH, 6% 3/15/17		488	537
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,557
Series 2695 Class DG, 4% 10/15/18		3,475	3,748
Series 2831 Class PB, 5% 7/15/19		3,590	3,972
Series 2866 Class XE, 4% 12/15/18		5,369	5,656
Series 2996 Class MK, 5.5% 6/15/35		501	556
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 3122 Class FE, 0.5573% 3/15/36 (j)		$ 5,695	$ 5,698
Series 3147 Class PF, 0.5573% 4/15/36 (j)		4,825	4,824
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		566	624
Series 2570 Class CU, 4.5% 7/15/17		109	112
Series 2572 Class HK, 4% 2/15/17		117	119
Series 2627:
Class BG, 3.25% 6/15/17		84	86
Class KP, 2.87% 12/15/16		66	67
Series 2668 Class AZ, 4% 9/15/18		2,949	3,194
Series 2860 Class CP, 4% 10/15/17		88	89
Series 2887 Class EB, 4.5% 11/15/19		4,480	4,941
Series 2987 Class HE, 4.5% 6/15/20		3,940	4,293
Series 3372 Class BD, 4.5% 10/15/22		8,450	9,376
Series 2715 Class NG, 4.5% 12/15/18		1,000	1,096
Series 2863 Class DB, 4% 9/15/14		139	141
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5873% 7/20/60 (j)(n)		5,041	5,050
Series 2010-H19 Class FG, 0.6269% 8/20/60 (j)(n)		6,560	6,560
floater 0.5573% 1/20/31 (j)		2,780	2,783
Series 2003-42 Class FH, 0.7073% 5/20/33 (j)		1,216	1,226
Series 2004-59 Class FC, 0.5573% 8/16/34 (j)		2,401	2,409
0.5578% 9/1/60 (j)(n)		5,170	5,170
Government National Mortgage Association pass thru certificates floater Series 2010-85 Class AF, 0.6073% 12/20/39 (j)		9,101	9,115
TOTAL U.S. GOVERNMENT AGENCY			206,941
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $206,607)			210,922
Commercial Mortgage Securities - 0.1%
		Principal Amount (000s) (c)	Value (000s)
Bruntwood Alpha PLC Series 2007-1 Class A, 0.8509% 1/15/17 (j)	GBP	450	$ 601
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.2878% 10/22/37 (j)	GBP	850	774
FCC Proudreed Properties Class A, 1.126% 8/18/17 (j)	EUR	490	582
German Residential Asset Note Distributor PLC Series 1 Class A, 1.101% 7/20/16 (j)	EUR	1,115	1,308
London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (j)	GBP	550	778
REC Plantation Place Ltd. Series 5 Class A, 0.9713% 7/25/16 (Reg. S) (j)	GBP	777	1,062
Silver Maple Investment Co. Ltd. Class 2A, 1.056% 4/30/14 (j)	EUR	700	905
Skyline BV Series 2007-1 Class D, 1.686% 7/22/43 (j)	EUR	1,000	796
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,713)			6,806
Foreign Government and Government Agency Obligations - 23.3%

Arab Republic of Egypt:
5.75% 4/29/20 (f)		2,870	3,082
6.875% 4/30/40 (f)		3,960	4,455
9.8994% to 10.27% 2/1/11 to 5/31/11	EGP	68,850	11,545
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,955	7,410
par 2.5% 12/31/38 (e)		7,340	2,973
0.6586% 8/3/12 (j)		15,403	13,969
7% 3/28/11		81,120	81,659
7% 9/12/13		61,915	57,829
7% 10/3/15		3,185	2,802
7% 4/17/17		3,665	3,002
Bahamian Republic 6.95% 11/20/29 (f)		2,760	2,870
Banco Central del Uruguay:
value recovery A rights 1/2/21 (m)		1,250,000	0
value recovery B rights 1/2/21 (m)		1,250,000	0
Barbados Government 7.25% 12/15/21 (f)		2,295	2,433
Belarus Republic 8.75% 8/3/15		1,735	1,797
Bermuda Government 5.603% 7/20/20 (f)		1,745	1,885
Brazilian Federative Republic:
5.625% 1/7/41		5,540	6,025
6% 9/15/13		1,100	1,152
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Brazilian Federative Republic: - continued
8.75% 2/4/25		$ 2,084	$ 3,053
11% 8/17/40		5,760	7,978
12.25% 3/6/30		2,350	4,465
12.5% 1/5/22	BRL	3,950	2,874
Buenos Aires Province 11.75% 10/5/15 (f)		1,460	1,448
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,500	1,764
Canadian Government:
2.5% 6/1/15	CAD	43,400	43,296
3.5% 6/1/20	CAD	113,650	117,476
5% 6/1/37	CAD	23,150	29,011
Cayman Island Government 5.95% 11/24/19 (f)		1,770	1,889
Central Bank of Nigeria warrants 11/15/20 (a)(m)		2,750	495
Chilean Republic 3.875% 8/5/20		1,710	1,778
Colombian Republic:
6.125% 1/18/41		3,065	3,509
7.375% 9/18/37		5,400	7,115
10.375% 1/28/33		2,590	4,157
11.75% 2/25/20		2,570	4,054
Congo Republic 3% 6/30/29 (e)		10,393	6,028
Croatia Republic:
6.625% 7/14/20 (f)		2,725	2,950
6.75% 11/5/19 (f)		2,540	2,771
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		2,695	2,944
8.25% 10/24/12 (f)		3,705	4,025
Dominican Republic:
1.5704% 8/30/24 (j)		4,383	3,956
7.5% 5/6/21 (f)		3,965	4,480
9.04% 1/23/18 (f)		3,552	4,209
Ecuador Republic 5% 2/28/25		1,450	1,015
El Salvador Republic:
7.375% 12/1/19 (f)		2,040	2,275
7.65% 6/15/35 (Reg. S)		2,595	2,822
7.75% 1/24/23 (Reg. S)		1,489	1,683
8.25% 4/10/32 (Reg. S)		1,137	1,290
French Republic:
OAT:
3.5% 4/25/20	EUR	25,725	37,534
4.5% 4/25/41	EUR	7,125	11,967
2% 7/12/15	EUR	15,975	22,020
4% 4/25/55	EUR	5,350	8,524
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Gabonese Republic 8.2% 12/12/17 (f)		$ 4,050	$ 4,708
Georgia Republic 7.5% 4/15/13		7,620	7,811
German Federal Republic:
1.75% 10/9/15	EUR	90,550	125,006
3% 7/4/20	EUR	121,600	176,152
4.75% 7/4/40	EUR	19,425	36,248
5% 7/4/12	EUR	100	146
Ghana Republic:
8.5% 10/4/17 (f)		3,520	4,030
14.25% 7/29/13	GH	3,020	2,179
14.99% 3/11/13	GH	6,430	4,694
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)		2,930	2,952
Hungarian Republic:
4.75% 2/3/15		1,485	1,507
6.25% 1/29/20		3,045	3,239
Indonesian Republic:
5.875% 3/13/20 (f)		5,345	6,147
6.625% 2/17/37 (f)		4,215	5,111
6.875% 1/17/18 (f)		3,390	4,093
7.75% 1/17/38 (f)		4,080	5,549
8.5% 10/12/35 (Reg. S)		4,385	6,380
11.625% 3/4/19 (f)		3,470	5,352
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		12,230	11,374
Italian Republic:
3.5% 6/1/14	EUR	11,800	16,596
3.75% 8/1/15	EUR	19,100	27,120
4% 9/1/20	EUR	20,700	28,500
4.25% 3/1/20	EUR	16,700	23,604
4.5% 3/1/26	EUR	14,950	20,574
5% 9/1/40	EUR	18,950	26,875
Japan Government:
0.4% 5/15/11	JPY	6,556,500	78,680
1.1% 6/20/20	JPY	4,960,000	60,568
1.9% 9/20/30	JPY	2,700,000	33,393
2.3% 3/20/40	JPY	1,765,000	23,522
Lebanese Republic 4% 12/31/17		6,030	5,894
Lithuanian Republic:
5.125% 9/14/17 (f)		1,485	1,466
6.75% 1/15/15 (f)		2,660	2,883
7.375% 2/11/20 (f)		2,830	3,163
Ontario Province 4.4% 6/2/19	CAD	9,000	9,396
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		$ 1,710	$ 2,052
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,240
7.35% 7/21/25		2,385	3,089
Philippine Republic:
4% 1/15/21		1,460	1,457
6.375% 10/23/34		1,620	1,883
6.5% 1/20/20		2,630	3,149
10.625% 3/16/25		1,830	2,946
Polish Government 3.875% 7/16/15		4,105	4,273
Provincia de Cordoba 12.375% 8/17/17 (f)		4,145	4,145
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,575	6,533
Republic of Serbia 6.75% 11/1/24 (f)		20,469	20,111
Russian Federation:
3.625% 4/29/15 (f)		4,900	4,939
5% 4/29/20 (f)		9,700	10,100
7.5% 3/31/30 (Reg. S)		54,071	64,683
12.75% 6/24/28 (Reg. S)		7,840	14,269
Turkish Republic:
5.625% 3/30/21		3,975	4,327
6.75% 4/3/18		6,175	7,240
6.75% 5/30/40		3,940	4,507
6.875% 3/17/36		11,125	12,975
7% 9/26/16		6,445	7,605
7.25% 3/15/15		3,465	4,063
7.25% 3/5/38		7,325	8,882
7.375% 2/5/25		12,520	15,494
7.5% 7/14/17		6,360	7,720
11.875% 1/15/30		2,305	4,086
UK Treasury GILT:
2.75% 1/22/15	GBP	5,300	8,721
3.25% 12/7/11	GBP	18,450	29,897
4.25% 12/7/40	GBP	39,800	65,991
4.75% 3/7/20	GBP	42,600	76,807
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		17,865	17,954
Ukraine Government:
6.385% 6/26/12 (f)		1,590	1,606
6.75% 11/14/17 (f)		5,205	5,094
6.875% 9/23/15 (f)		1,490	1,496
7.75% 9/23/20 (f)		1,490	1,496
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
United Mexican States:
4.25% 7/14/17	EUR	650	$ 900
5.125% 1/15/20		1,800	2,012
5.625% 1/15/17		2,980	3,412
6.05% 1/11/40		9,620	11,015
6.75% 9/27/34		2,480	3,081
7.5% 4/8/33		1,520	2,014
8.3% 8/15/31		1,435	2,041
Uruguay Republic:
6.875% 9/28/25		1,505	1,798
7.875% 1/15/33 pay-in-kind		2,375	3,105
8% 11/18/22		6,629	8,534
Venezuelan Republic:
oil recovery rights 4/15/20 (m)		1,250	33
1.5125% 4/20/11 (Reg. S) (j)		36,230	34,962
6% 12/9/20		4,270	2,477
7% 3/31/38		3,720	2,046
8.5% 10/8/14		4,880	4,050
9% 5/7/23 (Reg. S)		18,115	12,200
9.25% 9/15/27		12,430	8,919
9.375% 1/13/34		4,790	3,173
10.75% 9/19/13		10,860	10,208
12.75% 8/23/22		2,195	1,882
13.625% 8/15/18		13,605	12,653
Vietnamese Socialist Republic:
1.2997% 3/12/16 (j)		2,882	2,730
4% 3/12/28 (e)		10,659	9,220
6.75% 1/29/20 (f)		3,320	3,652
6.875% 1/15/16 (f)		2,125	2,348
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,769,803)			1,913,950
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (f)		3,775	4,153
European Investment Bank 11.25% 12/2/11 (f)	ZMK	10,400,000	2,217
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,018)			6,370
Common Stocks - 0.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Intermet Corp. (a)(o)	156,879	$ 0
Remy International, Inc. (a)	57,470	632
		632
Media - 0.2%
Charter Communications, Inc. Class A (a)	75,760	2,462
Haights Cross Communications, Inc. (a)	13,227	98
Haights Cross Communications, Inc. warrants 3/11/13 (a)	18,370	51
HMH Holdings, Inc. (a)(o)	2,184,861	12,563
HMH Holdings, Inc. warrants 3/9/17 (a)	532,267	266
RDA Holding Co. (a)	232,362	4,415
RDA Holding Co. warrants 2/19/14 (a)(o)	8,635	0
SuperMedia, Inc. (a)	5,871	62
		19,917
TOTAL CONSUMER DISCRETIONARY		20,549
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,280	6
Airlines - 0.1%
Delta Air Lines, Inc. (a)	754,179	8,779
Building Products - 0.1%
Nortek, Inc. (a)	222,792	8,700
Nortek, Inc. warrants 12/7/14 (a)	6,267	89
		8,789
Marine - 0.0%
US Shipping Partners Corp. (a)	10,813	0
US Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
		0
TOTAL INDUSTRIALS		17,574
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(o)	742,300	0
MagnaChip Semiconductor LLC (a)	357,558	50
Spansion, Inc. Class A (a)	157,022	2,351
		2,401
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.4%
Chemicals - 0.4%
Celanese Corp. Class A	11,718	$ 376
Georgia Gulf Corp. (a)	490,852	8,021
LyondellBasell Industries NV:
Class A (a)	418,854	10,011
Class B (a)	383,789	9,153
		27,561
Containers & Packaging - 0.0%
Constar International, Inc. (a)	26,550	75
Metals & Mining - 0.0%
Aleris International, Inc. (o)	34,504	1,294
Rathgibson Acquisition Co. LLC Class A (a)(o)	121,800	697
		1,991
TOTAL MATERIALS		29,627
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	136
TOTAL COMMON STOCKS (Cost $100,880)		70,287
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 4.50%	6,790	578
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f)	18,982	17,226
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	122	0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,226
TOTAL PREFERRED STOCKS (Cost $10,587)		17,804
Floating Rate Loans - 5.0%
	Principal Amount (000s) (c)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.2%
Visteon Corp. term loan 4.426% 6/13/13 (b)(j)	$ 16,305	$ 17,609
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.7724% 7/24/14 (j)	4,953	4,668
Tranche DD, term loan 2.77% 7/24/14 (j)	510	481
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (j)	10,078	9,057
Visant Corp. Tranche B, term loan 7% 12/22/16 (j)	4,170	4,191
		18,397
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (b)(j)	131	98
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (j)	373	339
Tranche I, term loan 3.01% 11/23/16 (j)	75	68
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.6774% 6/14/13 (j)	36	33
term loan 2.875% 6/14/14 (j)	373	341
		879
Media - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (j)	27,802	27,143
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7577% 6/12/14 (j)	21,209	19,513
Idearc, Inc. term loan 10.25% 12/31/15 (j)	1,149	896
Univision Communications, Inc. Tranche 1LN, term loan 2.5063% 9/29/14 (j)	17,240	15,192
		62,744
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.535% 5/28/13 (j)	5,261	4,998
Michaels Stores, Inc.:
Tranche B1, term loan 2.6343% 10/31/13 (j)	7,602	7,346
Tranche B2, term loan 4.8843% 7/31/16 (j)	18,554	18,183
		30,527
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.5063% 4/4/14 (j)	1,245	1,164
TOTAL CONSUMER DISCRETIONARY		131,320
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
CONSUMER STAPLES - 0.1%
Personal Products - 0.0%
NBTY, Inc. Tranche B, term loan 6.25% 9/22/17 (j)	$ 1,340	$ 1,357
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (j)	2,470	2,467
6.5% 5/5/16 (j)	1,775	1,779
		4,246
TOTAL CONSUMER STAPLES		5,603
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (j)	342	322
FINANCIALS - 0.5%
Diversified Financial Services - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9063% 1/29/16 (j)	12,280	9,594
Real Estate Management & Development - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (j)	723	643
Tranche 2LN, term loan 13.5% 10/15/17	11,205	11,989
Tranche B, term loan 3.2579% 10/10/13 (j)	5,304	4,721
Tranche DD, term loan 3.3092% 10/10/13 (j)	14,082	12,533
		29,886
TOTAL FINANCIALS		39,480
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5063% 4/10/14 (j)	1,606	1,490
Valeant Pharmaceuticals International:
term loan 0.75% 9/21/16 (j)	120	121
Tranche B, term loan 5.5% 9/21/16 (j)	480	483
		2,094
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 14.25% 2/21/14 (j)	$ 94	$ 65
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.01% 3/28/14 (j)	57	56
		121
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	411	415
Tranche 2LN, term loan 3.5073% 4/30/14 (j)	8,177	7,727
Northwest Airlines Corp. Tranche A, term loan 2.29% 12/31/18 (j)	8,958	7,525
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (j)	10,041	9,463
US Airways Group, Inc. term loan 2.7563% 3/23/14 (j)	7,733	6,708
		31,838
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.425% 2/7/15 (j)	590	507
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (j)	5,140	5,243
Tranche 2LN, term loan 7% 3/17/16 (j)	3,770	3,836
		9,586
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.775% 12/3/14 (j)	10,584	9,923
Tomkins PLC Tranche B, term loan 6.75% 9/21/16 (j)	8,870	8,959
		18,882
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (j)	3,640	3,513
Road & Rail - 0.1%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (j)	7,228	7,065
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (b)(j)	730	110
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Trico Shipping AS term loan:
9/21/11 (j)	$ 156	$ 156
13.5% 9/21/11	334	334
		490
TOTAL INDUSTRIALS		71,605
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5073% 10/1/14 (j)	1,021	967
Tranche B A2, term loan 2.5063% 10/1/14 (j)	89	84
Tranche B A3, term loan 2.5094% 10/1/14 (j)	104	98
Tranche B-A, term loan 2.5093% 10/1/14 (j)	3,552	3,392
Tranche B-B, term loan 2.5094% 10/1/12 (j)	2,873	2,801
		7,342
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.5094% 12/1/16 (j)	18,656	17,140
Spansion, Inc. term loan 7.5% 2/9/15 (j)	10,328	10,393
		27,533
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.0394% 6/11/14 (j)	9,840	9,348
Tranche 2LN, term loan 6.2834% 6/11/15 (j)	1,495	1,405
Open Solutions, Inc. term loan 2.625% 1/23/14 (j)	212	177
		10,930
TOTAL INFORMATION TECHNOLOGY		45,805
MATERIALS - 0.3%
Chemicals - 0.2%
Chemtura Corp. term loan 6% 2/1/11 (j)	1,190	1,197
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (j)	17,802	16,912
Tronox Worldwide LLC:
Tranche B 1LN, term loan 11.25% 12/24/10 (j)	1,147	1,157
Tranche B 2LN, term loan 11.25% 12/24/10 (j)	308	311
		19,577
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.3761% 4/3/15 (j)	$ 7,805	$ 7,142
Metals & Mining - 0.0%
Aleris International, Inc. Tranche B 1LN, term loan 4.25% 12/19/13 (b)(j)	571	1
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 12/1/10 (j)	254	252
Tranche 1LN, term loan 7% 5/8/14 (b)(j)	1,229	31
Tranche DD, term loan 6.7163% 12/1/10 (j)(p)	88	87
		370
TOTAL MATERIALS		27,090
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.7231% 3/21/15 (j)	3,490	3,490
Tranche B 1LN, term loan 3.7231% 5/26/13 (j)	1,554	1,531
Tranche C 1LN, term loan 4.7231% 5/26/14 (j)	1,554	1,531
		6,552
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (j)	846	831
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (j)	13,640	12,736
		13,567
TOTAL TELECOMMUNICATION SERVICES		20,119
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7577% 10/10/14 (j)	20,800	16,146
Tranche B2, term loan 3.9233% 10/10/14 (j)	25,616	19,885
Tranche B3, term loan 3.7577% 10/10/14 (j)	40,481	31,373
		67,404
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. Tranche B, term loan 9/20/17 (j)	$ 1,770	$ 1,766
TOTAL UTILITIES		69,170
TOTAL FLOATING RATE LOANS (Cost $368,995)		412,608
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 1.25% 12/14/19 (j) (Cost $4,222)	5,648	5,253
Fixed-Income Funds - 3.2%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $208,499)	2,684,246	259,701
Preferred Securities - 0.3%
	Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Net Servicos de Comunicacao SA 9.25% (f)	$ 12,405	12,610
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	15,874	15,889
TOTAL PREFERRED SECURITIES (Cost $28,102)		28,499
Other - 0.0%
	Principal Amount (000s) (c)	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a)	$ 7,500	$ 150
Idearc, Inc. Claim (a)	1,396	0
TOTAL OTHER (Cost $84)		150
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.25% (l) (Cost $384,464)	384,464,258	384,464
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $7,845,144)		8,366,129
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(136,360)
NET ASSETS - 100%		$ 8,229,769
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 29,500	$ (68)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.27% with Credit Suisse First Boston	August 2040	7,880	71
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	5,000	(1,418)
Receive semi-annually a fixed rate equal to 3.34291% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2040	7,880	0
		$ 50,260	$ (1,415)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
GH	-	Ghana Cedi
JPY	-	Japanese yen
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,247,922,000 or 15.2% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $171,235,000 or 2.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(m) Quantity represents share amount.
(n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,554,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,207
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 34,978
Intermet Corp.	11/9/05	$ 2,971
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 646
RDA Holding Co. warrants 2/19/14	2/27/07	$ 2,710

(p) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $47,000 and $46,000, respectively. The coupon rate will be determined at time of settlement.

(q) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,123,000.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 525
Fidelity Floating Rate Central Fund	7,600
Total	$ 8,125
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 325,838	$ 31,762	$ 108,004	$ 259,701	9.2%
Total	$ 325,838	$ 31,762	$ 108,004	$ 259,701
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,549	$ 3,156	$ -	$ 17,393
Energy	578	-	578	-
Financials	17,226	-	17,226	-
Industrials	17,574	17,479	-	95
Information Technology	2,401	2,351	-	50
Materials	29,627	27,636	1,294	697
Telecommunication Services	-	-	-	-
Utilities	136	136	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Corporate Bonds	$ 2,953,433	$ -	$ 2,949,505	$ 3,928
U.S. Government and Government Agency Obligations	1,814,852	-	1,814,852	-
U.S. Government Agency - Mortgage Securities	276,044	-	276,044	-
Asset-Backed Securities	4,986	-	4,986	-
Collateralized Mortgage Obligations	210,922	-	210,922	-
Commercial Mortgage Securities	6,806	-	6,205	601
Foreign Government and Government Agency Obligations	1,913,950	-	1,910,543	3,407
Supranational Obligations	6,370	-	6,370	-
Floating Rate Loans	412,608	-	412,607	1
Sovereign Loan Participations	5,253	-	5,253	-
Fixed-Income Funds	259,701	259,701	-	-
Preferred Securities	28,499	-	28,499	-
Other	150	-	-	150
Money Market Funds	384,464	384,464	-	-
Total Investments in Securities:	$ 8,366,129	$ 694,923	$ 7,644,884	$ 26,322
Derivative Instruments:
Assets
Swap Agreements	$ 71	$ -	$ 71	$ -
Liabilities
Swap Agreements	$ (1,486)	$ -	$ (1,486)	$ -
Total Derivative Instruments:	$ (1,415)	$ -	$ (1,415)	$ -
Other Financial Instruments:
Forward Commitments	$ (130)	$ -	$ (130)	$ -
Other Information - continued
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
(Amounts in thousands)
Beginning Balance	$ 11,186
Total Realized Gain (Loss)	(721)
Total Unrealized Gain (Loss)	909
Cost of Purchases	18,051
Proceeds of Sales	(9,620)
Amortization/Accretion	197
Transfers in to Level 3	15,117
Transfers out of Level 3	(8,797)
Ending Balance	$ 26,322
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ (294)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $7,764,136,000. Net unrealized appreciation aggregated $601,993,000, of which $739,619,000 related to appreciated investment securities and $137,626,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010